First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Banks – 98.3%
203,358	Bank of America Corp.	$5,897,382
64,803	Bank OZK	1,949,922
115,707	BB&T Corp.	5,684,685
174,072	Citigroup, Inc.	12,190,262
166,031	Citizens Financial Group, Inc.	5,870,856
27,212	Comerica, Inc.	1,976,680
20,520	Cullen/Frost Bankers, Inc.	1,921,903
43,839	East West Bancorp, Inc.	2,050,350
395,813	Fifth Third Bancorp	11,043,183
403,378	First Horizon National Corp.	6,022,434
19,303	First Republic Bank	1,884,938
427,614	Huntington Bancshares, Inc.	5,909,625
102,101	JPMorgan Chase & Co.	11,414,892
338,717	KeyCorp	6,012,227
33,892	M&T Bank Corp.	5,764,012
51,536	PacWest Bancorp	2,001,143
121,847	People’s United Financial, Inc.	2,044,593
85,012	PNC Financial Services Group (The), Inc.	11,670,447
135,415	Regions Financial Corp.	2,023,100
16,349	Signature Bank	1,975,613
245,446	Sterling Bancorp	5,223,091
9,299	SVB Financial Group (a)	2,088,462
58,597	Synovus Financial Corp.	2,050,895
32,684	Texas Capital Bancshares, Inc. (a)	2,005,817
117,269	Umpqua Holdings Corp.	1,945,493
215,510	US Bancorp	11,292,724
121,914	Wells Fargo & Co.	5,768,970
45,511	Western Alliance Bancorp (a)	2,035,252
124,522	Zions Bancorp N.A.	5,725,522
		143,444,473
	Thrifts & Mortgage Finance – 1.3%
188,600	New York Community Bancorp, Inc.	1,882,228
	Total Investments – 99.6%	145,326,701
	(Cost $153,661,303) (b)
	Net Other Assets and Liabilities – 0.4%	519,364
	Net Assets – 100.0%	$145,846,065

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,030,697 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,365,299. The net unrealized depreciation was $8,334,602.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 145,326,701	$ 145,326,701	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 20.2%
634	Brown-Forman Corp., Class B	$35,143
1,645	Coca-Cola (The) Co.	83,763
180	Constellation Brands, Inc., Class A	35,449
1,032	Molson Coors Brewing Co., Class B	57,792
512	Monster Beverage Corp. (a)	32,681
1,263	PepsiCo, Inc.	165,617
		410,445
	Food & Staples Retailing – 3.9%
2,217	US Foods Holding Corp. (a)	79,280
	Food Products – 72.7%
4,219	Archer-Daniels-Midland Co.	172,135
1,546	Bunge Ltd.	86,128
872	Campbell Soup Co.	34,941
1,183	Conagra Brands, Inc.	31,373
1,635	General Mills, Inc.	85,870
1,553	Hain Celestial Group (The), Inc. (a)	34,011
1,225	Hershey (The) Co.	164,187
1,105	Hormel Foods Corp.	44,797
416	Ingredion, Inc.	34,316
665	JM Smucker (The) Co.	76,601
1,435	Kellogg Co.	76,873
1,146	Kraft Heinz (The) Co.	35,572
535	Lamb Weston Holdings, Inc.	33,897
518	McCormick & Co., Inc.	80,295
3,179	Mondelez International, Inc., Class A	171,348
769	Post Holdings, Inc. (a)	79,953
232	Sanderson Farms, Inc.	31,682
608	TreeHouse Foods, Inc. (a)	32,893
2,130	Tyson Foods, Inc., Class A	171,976
		1,478,848
	Personal Products – 3.1%
758	Herbalife Nutrition Ltd. (a)	32,412
246	Medifast, Inc.	31,562
		63,974
	Total Investments – 99.9%	2,032,547
	(Cost $1,886,762) (b)
	Net Other Assets and Liabilities – 0.1%	1,229
	Net Assets – 100.0%	$2,033,776

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $196,074 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,289. The net unrealized appreciation was $145,785.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,032,547	$ 2,032,547	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Electric Utilities – 7.8%
17,630	OGE Energy Corp.	$750,333
	Energy Equipment & Services – 3.8%
1,954	Baker Hughes a GE Co.	48,127
1,965	Halliburton Co.	44,684
855	Helmerich & Payne, Inc.	43,280
17,729	Nabors Industries Ltd.	51,414
2,008	National Oilwell Varco, Inc.	44,638
3,936	Patterson-UTI Energy, Inc.	45,303
1,205	Schlumberger Ltd.	47,887
6,748	Transocean Ltd. (a)	43,255
		368,588
	Oil, Gas & Consumable Fuels – 88.1%
10,412	Anadarko Petroleum Corp.	734,671
6,369	Antero Resources Corp. (a)	35,221
1,605	Apache Corp.	46,497
14,643	Cabot Oil & Gas Corp.	336,203
6,694	Callon Petroleum Co. (a)	44,113
5,799	Cheniere Energy, Inc. (a)	396,942
21,793	Chesapeake Energy Corp. (a)	42,496
6,436	Chevron Corp.	800,896
731	Cimarex Energy Co.	43,370
427	Concho Resources, Inc.	44,058
6,214	ConocoPhillips	379,054
1,195	Continental Resources, Inc. (a)	50,298
1,367	Delek US Holdings, Inc.	55,391
14,561	Devon Energy Corp.	415,280
426	Diamondback Energy, Inc.	46,421
512	EOG Resources, Inc.	47,698
2,286	EQT Corp.	36,142
10,354	Exxon Mobil Corp.	793,427
749	Hess Corp.	47,614
1,102	HollyFrontier Corp.	51,001
36,729	Kinder Morgan, Inc.	766,901
12,468	Marathon Oil Corp.	177,170
909	Marathon Petroleum Corp.	50,795
14,744	Murphy Oil Corp.	363,440
1,955	Noble Energy, Inc.	43,792
8,046	Oasis Petroleum, Inc. (a)	45,701
5,769	Occidental Petroleum Corp.	290,065
5,758	ONEOK, Inc.	396,208
2,347	Parsley Energy, Inc., Class A (a)	44,616
1,585	PBF Energy, Inc., Class A	49,610
4,535	Phillips 66	424,204
294	Pioneer Natural Resources Co.	45,235
53,020	QEP Resources, Inc. (a)	383,335
5,352	Range Resources Corp.	37,357
3,598	SM Energy Co.	45,047
102,053	Southwestern Energy Co. (a)	322,487
1,088	Targa Resources Corp.	42,715
594	Valero Energy Corp.	50,852
2,276	Whiting Petroleum Corp. (a)	42,516
13,887	Williams (The) Cos., Inc.	389,391
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
3,888	WPX Energy, Inc. (a)	$44,751
		8,502,981
	Total Investments – 99.7%	9,621,902
	(Cost $10,868,464) (b)
	Net Other Assets and Liabilities – 0.3%	26,819
	Net Assets – 100.0%	$9,648,721

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $151,798 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,398,360. The net unrealized depreciation was $1,246,562.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,621,902	$ 9,621,902	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 20.9%
3,613	AbbVie, Inc.	$262,737
5,583	Alkermes PLC (a)	125,841
10,670	Amicus Therapeutics, Inc. (a)	133,162
1,582	Blueprint Medicines Corp. (a)	149,230
2,526	Esperion Therapeutics, Inc. (a)	117,509
7,062	Heron Therapeutics, Inc. (a)	131,283
11,003	Ironwood Pharmaceuticals, Inc. (a)	120,373
1,301	Madrigal Pharmaceuticals, Inc. (a)	136,358
3,373	Medicines (The) Co. (a)	123,013
700	Sage Therapeutics, Inc. (a)	128,163
8,193	Vanda Pharmaceuticals, Inc. (a)	115,439
		1,543,108
	Health Care Equipment & Supplies – 4.1%
3,641	Abbott Laboratories	306,208
	Pharmaceuticals – 75.0%
1,418	Allergan PLC	237,416
6,109	Bristol-Myers Squibb Co.	277,043
6,091	Catalent, Inc. (a)	330,193
12,297	Corcept Therapeutics, Inc. (a)	137,112
4,781	Eli Lilly & Co.	529,687
24,297	Endo International PLC (a)	100,104
11,630	Horizon Therapeutics PLC (a)	279,818
20,275	Innoviva, Inc. (a)	295,204
2,207	Jazz Pharmaceuticals PLC (a)	314,630
4,227	Johnson & Johnson	588,737
6,998	Merck & Co., Inc.	586,782
7,158	Mylan N.V. (a)	136,288
2,764	Pacira BioSciences, Inc. (a)	120,206
2,862	Perrigo Co. PLC	136,288
13,350	Pfizer, Inc.	578,322
4,004	Supernus Pharmaceuticals, Inc. (a)	132,492
5,485	Zoetis, Inc.	622,493
3,191	Zogenix, Inc. (a)	152,466
		5,555,281
	Total Investments – 100.0%	7,404,597
	(Cost $7,344,585) (b)
	Net Other Assets and Liabilities – 0.0%	854
	Net Assets – 100.0%	$7,405,451

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $489,432 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $429,420. The net unrealized appreciation was $60,012.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,404,597	$ 7,404,597	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Commercial Services & Supplies – 2.5%
2,634	Copart, Inc. (a)	$196,865
	Diversified Consumer Services – 8.1%
20,479	H&R Block, Inc.	600,035
1,653	Weight Watchers International, Inc. (a)	31,572
		631,607
	Entertainment – 0.4%
83	Netflix, Inc. (a)	30,488
	Food & Staples Retailing – 19.6%
1,217	Costco Wholesale Corp.	321,604
12,784	Kroger (The) Co.	277,541
4,237	Sysco Corp.	299,641
579	Walgreens Boots Alliance, Inc.	31,654
5,438	Walmart, Inc.	600,844
		1,531,284
	Health Care Providers & Services – 7.1%
2,746	AmerisourceBergen Corp.	234,124
680	Cardinal Health, Inc.	32,028
546	CVS Health Corp.	29,751
3,184	Henry Schein, Inc. (a)	222,562
234	McKesson Corp.	31,447
		549,912
	Internet & Direct Marketing Retail – 5.8%
16	Amazon.com, Inc. (a)	30,298
8,116	eBay, Inc.	320,582
459	Etsy, Inc. (a)	28,169
439	GrubHub, Inc. (a)	34,238
852	Stamps.com, Inc. (a)	38,570
		451,857
	Multiline Retail – 12.4%
2,291	Dollar General Corp.	309,651
281	Dollar Tree, Inc. (a)	30,177
580	Kohl’s Corp.	27,579
1,390	Macy’s, Inc.	29,829
913	Nordstrom, Inc.	29,088
290	Ollie’s Bargain Outlet Holdings, Inc. (a)	25,262
5,924	Target Corp.	513,078
		964,664
	Specialty Retail – 44.0%
184	Advance Auto Parts, Inc.	28,362
1,643	American Eagle Outfitters, Inc.	27,767
568	AutoZone, Inc. (a)	624,499
2,253	Bed Bath & Beyond, Inc.	26,180
1,448	Best Buy Co., Inc.	100,969
Shares	Description	Value

	Specialty Retail (Continued)
183	Burlington Stores, Inc. (a)	$31,137
3,725	CarMax, Inc. (a)	323,442
494	Carvana Co. (a)	30,920
6,825	Dick’s Sporting Goods, Inc.	236,350
222	Five Below, Inc. (a)	26,644
726	Foot Locker, Inc.	30,434
1,530	Gap (The), Inc.	27,494
2,326	Home Depot (The), Inc.	483,738
1,273	L Brands, Inc.	33,225
306	Lowe’s Cos., Inc.	30,879
785	O’Reilly Automotive, Inc. (a)	289,916
336	RH (a)	38,842
2,734	Ross Stores, Inc.	270,994
321	Tiffany & Co.	30,058
5,799	TJX (The) Cos., Inc.	306,651
2,894	Tractor Supply Co.	314,867
175	Ulta Beauty, Inc. (a)	60,706
1,272	Urban Outfitters, Inc. (a)	28,938
489	Williams-Sonoma, Inc.	31,785
		3,434,797
	Total Investments – 99.9%	7,791,474
	(Cost $7,403,012) (b)
	Net Other Assets and Liabilities – 0.1%	10,982
	Net Assets – 100.0%	$7,802,456

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $609,546 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $221,084. The net unrealized appreciation was $388,462.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,791,474	$ 7,791,474	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Communications Equipment – 7.2%
34,361	InterDigital, Inc.	$2,212,848
	Semiconductors & Semiconductor Equipment – 92.7%
16,594	Advanced Micro Devices, Inc. (a)	503,960
22,590	Analog Devices, Inc.	2,549,733
28,206	Applied Materials, Inc.	1,266,732
4,337	Broadcom, Inc.	1,248,449
4,666	Cabot Microelectronics Corp.	513,633
12,171	Cirrus Logic, Inc. (a)	531,873
8,249	Cree, Inc. (a)	463,429
122,481	Cypress Semiconductor Corp.	2,723,977
31,779	Entegris, Inc.	1,185,992
10,366	Inphi, Corp. (a)	519,337
49,560	Intel Corp.	2,372,437
10,588	KLA-Tencor Corp.	1,251,502
6,250	Lam Research Corp.	1,174,000
20,396	Marvell Technology Group Ltd.	486,853
20,751	Maxim Integrated Products, Inc.	1,241,325
5,683	Microchip Technology, Inc.	492,716
13,948	Micron Technology, Inc. (a)	538,253
6,365	MKS Instruments, Inc.	495,770
3,906	Monolithic Power Systems, Inc.	530,357
3,358	NVIDIA Corp.	551,484
25,610	ON Semiconductor Corp. (a)	517,578
7,434	Qorvo, Inc. (a)	495,179
14,938	QUALCOMM, Inc.	1,136,334
11,419	Semtech Corp. (a)	548,683
4,861	Silicon Laboratories, Inc. (a)	502,627
6,826	Skyworks Solutions, Inc.	527,445
25,897	Teradyne, Inc.	1,240,725
20,924	Texas Instruments, Inc.	2,401,238
4,446	Xilinx, Inc.	524,272
		28,535,893
	Total Investments – 99.9%	30,748,741
	(Cost $30,060,657) (b)
	Net Other Assets and Liabilities – 0.1%	33,110
	Net Assets – 100.0%	$30,781,851

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,441,705 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $753,621. The net unrealized appreciation was $688,084.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,748,741	$ 30,748,741	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 12.4%
3,425	CH Robinson Worldwide, Inc.	$288,899
3,919	Expeditors International of Washington, Inc.	297,296
589	FedEx Corp.	96,708
979	United Parcel Service, Inc., Class B	101,101
1,746	XPO Logistics, Inc. (a)	100,936
		884,940
	Airlines – 25.1%
1,562	Alaska Air Group, Inc.	99,828
3,340	American Airlines Group, Inc.	108,917
5,295	Delta Air Lines, Inc.	300,491
15,828	JetBlue Airways Corp. (a)	292,660
5,729	Southwest Airlines Co.	290,919
1,973	Spirit Airlines, Inc. (a)	94,171
7,024	United Continental Holdings, Inc. (a)	614,951
		1,801,937
	Auto Components – 9.2%
5,269	Adient PLC	127,879
7,209	BorgWarner, Inc.	302,634
6,781	Goodyear Tire & Rubber (The) Co.	103,749
902	Lear Corp.	125,621
		659,883
	Automobiles – 19.9%
57,292	Ford Motor Co.	586,097
16,359	General Motors Co.	630,312
2,779	Harley-Davidson, Inc.	99,572
491	Tesla, Inc. (a)	109,719
		1,425,700
	Distributors – 9.3%
5,515	Genuine Parts Co.	571,244
3,545	LKQ Corp. (a)	94,332
		665,576
	Road & Rail – 24.0%
3,662	CSX Corp.	283,329
1,068	JB Hunt Transport Services, Inc.	97,626
2,407	Kansas City Southern	293,221
3,290	Knight-Swift Transportation Holdings, Inc.	108,043
2,795	Norfolk Southern Corp.	557,127
687	Old Dominion Freight Line, Inc.	102,542
Shares	Description	Value

	Road & Rail (Continued)
1,635	Union Pacific Corp.	$276,495
		1,718,383
	Total Investments – 99.9%	7,156,419
	(Cost $6,945,050) (b)
	Net Other Assets and Liabilities – 0.1%	10,435
	Net Assets – 100.0%	$7,166,854

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $254,955 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,586. The net unrealized appreciation was $211,369.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,156,419	$ 7,156,419	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 91.1%
	Australia – 5.5%
1,056	ASX Ltd.	$61,066
11,188	Aurizon Holdings Ltd.	42,414
32,488	AusNet Services	42,765
2,834	Australia & New Zealand Banking Group Ltd.	56,127
4,329	Brambles Ltd.	39,145
1,044	Commonwealth Bank of Australia	60,673
7,210	Crown Resorts Ltd.	63,019
26,750	Medibank Pvt Ltd.	65,542
2,922	National Australia Bank Ltd.	54,813
26,152	Orica Ltd.	372,157
5,998	QBE Insurance Group Ltd.	49,815
9,010	Sonic Healthcare Ltd.	171,420
5,358	Suncorp Group Ltd.	50,669
6,851	Sydney Airport	38,670
3,857	Transurban Group	39,913
2,393	Wesfarmers Ltd.	60,749
2,849	Westpac Banking Corp.	56,724
2,730	Woolworths Group Ltd.	63,689
		1,389,370
	Austria – 0.2%
156	ANDRITZ AG	5,871
451	Erste Group Bank AG	16,739
273	OMV AG	13,302
739	Raiffeisen Bank International AG	17,336
238	voestalpine AG	7,353
		60,601
	Belgium – 1.2%
610	Ageas	31,706
1,705	Anheuser-Busch InBev S.A./N.V.	150,913
93	Colruyt S.A.	5,393
303	Groupe Bruxelles Lambert S.A.	29,727
421	KBC Group N.V.	27,593
263	Proximus S.A.D.P.	7,751
146	Solvay S.A.	15,124
143	Telenet Group Holding N.V.	7,968
166	UCB S.A.	13,764
357	Umicore S.A.	11,448
		301,387
	Bermuda – 0.7%
3,111	China Gas Holdings Ltd.	11,569
3,556	CK Infrastructure Holdings Ltd.	28,997
3,220	Hiscox Ltd.	69,190
1,400	Hongkong Land Holdings Ltd.	9,016
300	Jardine Matheson Holdings Ltd.	18,906
2,167	Kerry Properties Ltd.	9,099
8,889	NWS Holdings Ltd.	18,275
2,222	Shangri-La Asia Ltd.	2,802
1,167	Yue Yuen Industrial Holdings Ltd.	3,197
		171,051
Shares	Description	Value

	Canada – 4.7%
1,296	Algonquin Power & Utilities Corp.	$15,706
884	Bank of Montreal	66,775
1,243	Bank of Nova Scotia (The)	66,765
1,134	BCE, Inc.	51,593
837	Canadian Imperial Bank of Commerce	65,820
534	Canadian Utilities Ltd., Class A	15,071
390	Emera, Inc.	15,936
4,132	First Capital Realty, Inc.	68,975
394	Fortis, Inc.	15,558
3,050	George Weston Ltd.	231,437
2,734	Great-West Lifeco, Inc.	62,945
938	Hydro One Ltd. (b)	16,360
782	Intact Financial Corp.	72,267
1,466	National Bank of Canada	69,642
2,840	Power Corp. of Canada	61,179
2,834	Power Financial Corp.	65,183
936	Rogers Communications, Inc., Class B	50,104
877	Royal Bank of Canada	69,695
1,361	TELUS Corp.	50,312
1,219	Toronto-Dominion Bank (The)	71,229
		1,202,552
	Cayman Islands – 0.6%
500	ASM Pacific Technology Ltd.	5,120
4,444	CK Asset Holdings Ltd.	34,788
3,242	CK Hutchison Holdings Ltd.	31,956
1,667	Kingboard Holdings Ltd.	4,641
6,567	Sands China Ltd.	31,399
5,556	Wharf Real Estate Investment Co., Ltd.	39,154
		147,058
	Denmark – 1.8%
1,186	Ambu A.S., Class B	19,215
19	AP Moller - Maersk A.S., Class B	23,567
109	Carlsberg A.S., Class B	14,450
309	Chr Hansen Holding A.S.	29,016
286	Coloplast A.S., Class B	32,320
939	Danske Bank A.S.	14,841
1,061	Demant A.S. (c)	32,990
252	DSV A.S.	24,746
181	Genmab A.S. (c)	33,282
676	GN Store Nord A.S.	31,544
724	H Lundbeck A.S.	28,600
686	ISS A.S.	20,703
599	Novo Nordisk A.S., Class B	30,524
682	Novozymes A.S., Class B	31,803
248	Orsted A.S. (b)	21,445
291	Pandora A.S.	10,351
184	Royal Unibrew A.S.	13,427
601	Tryg A.S.	19,539

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
391	Vestas Wind Systems A.S.	$33,774
		466,137
	Finland – 1.3%
287	Elisa OYJ	14,004
828	Fortum OYJ	18,298
378	Huhtamaki OYJ	15,542
130	Kesko OYJ, Class B	7,232
278	Kone OYJ, Class B	16,406
408	Metso OYJ	16,029
804	Neste OYJ	27,281
10,717	Nokia OYJ	53,205
223	Nokian Renkaat OYJ	6,963
5,706	Nordea Bank Abp	41,427
198	Orion Oyj, Class B	7,257
959	Sampo OYJ, Class A	45,255
1,758	Stora Enso OYJ, Class R	20,660
737	UPM-Kymmene OYJ	19,585
554	Valmet OYJ	13,809
870	Wartsila OYJ Abp	12,618
		335,571
	France – 8.7%
896	Air Liquide S.A.	125,368
1,897	Alstom S.A.	88,009
1,784	AXA S.A.	46,860
2,041	CNP Assurances	46,324
2,094	Danone S.A.	177,391
854	Eiffage S.A.	84,426
3,153	Engie S.A.	47,828
1,245	EssilorLuxottica S.A.	162,450
627	Eurazeo SE	43,705
5,420	Getlink SE	86,838
244	Hermes International	175,960
1,227	Legrand S.A.	89,713
600	L’Oreal S.A.	170,906
3,642	Orange S.A.	57,419
899	Pernod Ricard S.A.	165,656
1,540	Sanofi	132,929
686	Thales S.A.	84,752
4,266	TOTAL S.A.	239,027
2,101	Veolia Environnement S.A.	51,173
844	Vinci S.A.	86,432
356	Wendel S.A.	48,536
		2,211,702
	Germany – 8.2%
224	Allianz SE	53,999
693	BASF SE	50,370
2,030	Bayerische Motoren Werke AG	150,248
1,505	Beiersdorf AG	180,631
990	Brenntag AG	48,755
390	Deutsche Boerse AG	55,167
3,473	Deutsche Post AG	114,130
6,677	Deutsche Telekom AG	115,496
1,032	Deutsche Wohnen SE	37,868
Shares	Description	Value

	Germany (Continued)
3,526	E.ON SE	$38,294
1,871	Evonik Industries AG	54,486
1,476	Fraport AG Frankfurt Airport Services Worldwide	126,884
352	Hannover Rueck SE	56,917
1,533	Henkel AG & Co., KGaA (Preference Shares)	149,948
407	LEG Immobilien AG	45,910
1,066	Merck KGaA	111,469
211	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,952
2,358	SAP SE	323,792
1,050	Siemens AG	124,888
565	Symrise AG	54,378
2,028	TAG Immobilien AG	46,859
1,300	Uniper SE	39,365
966	Vonovia SE	46,134
		2,078,940
	Greece – 0.0%
447	Hellenic Telecommunications Organization S.A.	6,608
	Hong Kong – 2.5%
4,222	AIA Group Ltd.	45,535
2,101	CLP Holdings Ltd.	23,184
16,889	Hang Lung Properties Ltd.	40,170
1,644	Hang Seng Bank Ltd.	40,933
7,027	Henderson Land Development Co., Ltd.	38,726
12,099	Hong Kong & China Gas Co., Ltd.	26,826
1,169	Hong Kong Exchanges & Clearing Ltd.	41,273
7,778	Hysan Development Co., Ltd.	40,176
5,456	MTR Corp., Ltd.	36,738
25,129	New World Development Co., Ltd.	39,310
7,778	PCCW Ltd.	4,490
4,056	Power Assets Holdings Ltd.	29,180
21,818	Sino Land Co., Ltd.	36,588
33,889	Sun Art Retail Group Ltd.	32,103
2,500	Sun Hung Kai Properties Ltd.	42,404
2,513	Swire Pacific Ltd., Class A	30,883
14,111	Wharf Holdings (The) Ltd.	37,392
5,909	Wheelock & Co., Ltd.	42,360
		628,271
	Ireland – 0.6%
1,759	Bank of Ireland Group PLC	9,193
673	CRH PLC	21,956
242	DCC PLC	21,574
929	Glanbia PLC	15,106
163	Kerry Group PLC, Class A	19,461
451	Kingspan Group PLC	24,493

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
2,026	Ryanair Holdings PLC (c)	$23,303
749	Smurfit Kappa Group PLC	22,663
		157,749
	Israel – 0.4%
1,796	Bank Hapoalim BM (c)	13,316
1,820	Bank Leumi Le-Israel BM	13,137
1,336	Israel Chemicals Ltd.	6,997
3,443	Israel Discount Bank Ltd., Class A	14,056
579	Mizrahi Tefahot Bank Ltd. (c)	13,347
116	Nice, Ltd. (c)	15,768
1,942	Teva Pharmaceutical Industries Ltd. (c)	17,794
		94,415
	Italy – 2.2%
14,172	A2A S.p.A.	24,591
147	Amplifon S.p.A.	3,437
1,543	Assicurazioni Generali S.p.A.	29,055
679	Atlantia S.p.A.	17,689
4,033	Banca Mediolanum S.p.A.	29,694
859	Buzzi Unicem S.p.A	17,430
924	Davide Campari-Milano S.p.A.	9,052
28	DiaSorin S.p.A.	3,251
4,041	Enel S.p.A.	28,213
3,196	Eni S.p.A.	53,081
2,172	FinecoBank Banca Fineco S.p.A.	24,228
800	Freni Brembo S.p.A.	9,215
7,150	Hera S.p.A.	27,350
539	Interpump Group S.p.A.	16,585
11,731	Intesa Sanpaolo S.p.A.	25,105
4,188	Italgas S.p.A.	28,135
2,750	Mediobanca Banca di Credito Finanziario S.p.A.	28,350
1,409	Pirelli & C S.p.A. (b)	8,328
2,937	Poste Italiane S.p.A. (b)	30,925
423	Salvatore Ferragamo S.p.A	10,091
10,996	Snam S.p.A.	54,653
37,554	Telecom Italia S.p.A. (c)	20,506
4,081	Terna Rete Elettrica Nazionale S.p.A	25,987
10,594	UnipolSai Assicurazioni S.p.A.	27,213
		552,164
	Japan – 14.8%
7,700	ANA Holdings, Inc.	254,822
13,000	Canon, Inc.	379,335
6,000	Chugoku Electric Power (The) Co., Inc.	75,574
5,900	Japan Post Bank Co., Ltd.	59,867
5,500	Japan Post Holdings Co., Ltd.	62,236
6,060	Kintetsu Group Holdings Co., Ltd.	290,030
6,300	Kyushu Electric Power Co., Inc.	61,823
17,900	Mitsubishi Heavy Industries Ltd.	778,824
Shares	Description	Value

	Japan (Continued)
41,800	Mizuho Financial Group, Inc.	$60,520
2,100	MS&AD Insurance Group Holdings, Inc.	66,614
91,000	Nissan Motor Co., Ltd.	651,260
8,700	Secom Co., Ltd.	748,354
57,500	Yamada Denki Co., Ltd.	254,394
		3,743,653
	Jersey – 0.8%
6,733	Experian PLC	203,846
	Luxembourg – 0.4%
1,050	ArcelorMittal	18,788
6,070	Aroundtown S.A.	50,013
21	Eurofins Scientific SE	9,289
410	Subsea 7 S.A.	4,934
898	Tenaris S.A.	11,753
		94,777
	Netherlands – 5.0%
1,042	Aalberts N.V.	40,961
1,813	ABN AMRO Group N.V. (b)	38,788
8,507	Aegon N.V.	42,350
272	Airbus SE	38,562
240	Akzo Nobel N.V.	22,553
116	Argenx SE (c)	16,250
744	ASML Holding N.V.	155,444
982	ASR Nederland N.V.	39,931
1,393	Boskalis Westminster	32,171
439	EXOR N.V.	30,750
845	Heineken Holding N.V.	88,686
803	Heineken N.V.	89,611
279	IMCD N.V.	25,570
3,379	ING Groep N.V.	39,176
1,648	Koninklijke Ahold Delhaize N.V.	37,063
195	Koninklijke DSM N.V.	24,103
6,713	Koninklijke KPN N.V.	20,610
1,813	Koninklijke Philips N.V.	78,721
753	Koninklijke Vopak N.V.	34,720
984	NN Group N.V.	39,609
773	OCI N.V. (c)	21,219
2,999	QIAGEN N.V. (c)	121,709
738	Randstad N.V.	40,532
313	SBM Offshore N.V.	6,043
1,458	Unilever N.V.	88,797
644	Wolters Kluwer N.V.	46,881
		1,260,810
	New Zealand – 0.2%
1,230	a2 Milk Co., Ltd. (c)	12,122
1,791	Auckland International Airport Ltd.	11,852
1,652	Fisher & Paykel Healthcare Corp., Ltd.	17,158
3,247	Spark New Zealand Ltd.	8,725
		49,857

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway – 0.7%
147	Aker ASA, Class A	$8,458
746	Aker BP ASA	21,391
609	DNB ASA	11,330
1,212	Equinor ASA	23,933
649	Gjensidige Forsikring ASA	13,070
1,197	Leroy Seafood Group ASA	7,920
389	Mowi ASA	9,095
2,823	Norsk Hydro ASA	10,093
1,131	Orkla ASA	10,034
181	Salmar ASA	7,870
337	Schibsted ASA, Class A	9,296
1,440	Storebrand ASA	10,581
1,160	Telenor ASA	24,626
187	Tomra Systems ASA	6,147
280	Yara International ASA	13,582
		187,426
	Papua New Guinea – 0.0%
2,259	Oil Search Ltd.	11,213
	Portugal – 0.1%
15,231	Banco Comercial Portugues S.A., Class R	4,709
883	Galp Energia SGPS S.A.	13,580
467	Jeronimo Martins SGPS S.A.	7,522
		25,811
	Singapore – 1.0%
6,800	CapitaLand Ltd.	17,741
2,800	City Developments Ltd.	19,598
3,600	ComfortDelGro Corp., Ltd.	7,078
1,000	DBS Group Holdings Ltd.	19,187
8,900	Genting Singapore Ltd.	6,052
300	Jardine Cycle & Carriage Ltd.	8,033
2,500	Keppel Corp., Ltd.	12,306
2,200	Oversea-Chinese Banking Corp., Ltd.	18,537
1,600	SATS Ltd.	6,173
1,700	Sembcorp Industries Ltd.	3,028
1,000	Singapore Airlines Ltd.	6,851
3,400	Singapore Exchange Ltd.	19,902
2,100	Singapore Technologies Engineering Ltd.	6,426
14,000	Singapore Telecommunications Ltd.	36,216
1,000	United Overseas Bank Ltd.	19,313
3,600	UOL Group Ltd.	20,089
400	Venture Corp Ltd.	4,816
5,800	Wilmar International Ltd.	15,861
5,300	Yangzijiang Shipbuilding Holdings Ltd.	5,993
		253,200
	South Korea – 4.4%
128	CJ CheilJedang Corp.	32,924
Shares	Description	Value

	South Korea (Continued)
37	CJ Corp. (Preference Shares) (c) (d)	$1,186
264	DB Insurance Co., Ltd.	13,558
161	GS Holdings Corp.	7,139
499	Hana Financial Group, Inc.	16,163
345	Hyundai Motor Co.	41,831
1,293	Industrial Bank of Korea	15,733
267	Kangwon Land, Inc.	6,995
434	KB Financial Group, Inc.	17,234
1,169	Kia Motors Corp.	44,547
1,034	Korea Electric Power Corp. (c)	22,880
187	Korea Zinc Co., Ltd.	77,090
1,562	KT Corp., ADR	19,322
399	KT&G Corp.	34,038
729	LG Corp.	48,552
837	Lotte Corp.	31,895
48	Lotte Shopping Co., Ltd.	6,672
2,479	Mirae Asset Daewoo Co., Ltd.	17,562
528	Samsung C&T Corp.	43,762
7,105	Samsung Electronics Co., Ltd.	289,209
60	Samsung Fire & Marine Insurance Co., Ltd.	13,926
216	Samsung Life Insurance Co., Ltd.	15,639
432	Shinhan Financial Group Co., Ltd.	16,799
1,173	SK Holdings Co., Ltd.	235,687
136	SK Innovation Co., Ltd.	18,728
85	SK Telecom Co., Ltd.	19,066
		1,108,137
	Spain – 2.9%
187	Acciona S.A.	20,073
476	ACS Actividades de Construccion y Servicios S.A.	19,004
116	Aena SME S.A. (b)	22,991
750	Amadeus IT Group S.A.	59,408
5,306	Banco Bilbao Vizcaya Argentaria S.A.	29,667
30,436	Banco de Sabadell S.A.	31,529
6,520	Banco Santander S.A.	30,252
11,698	Bankia S.A.	27,641
3,980	Bankinter S.A.	27,416
9,706	CaixaBank S.A.	27,790
1,341	Cellnex Telecom S.A. (b)	49,619
106	CIE Automotive S.A.	3,069
1,088	Enagas S.A.	29,036
1,241	Endesa S.A.	31,906
892	Ferrovial S.A.	22,832
911	Grifols S.A.	26,933
3,606	Iberdrola S.A.	35,944
2,133	Industria de Diseno Textil S.A.	64,153
11,002	Mapfre S.A.	32,164
1,132	Naturgy Energy Group S.A.	31,189
1,486	Red Electrica Corp. S.A.	30,947
3,124	Repsol S.A.	48,968

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
4,698	Telefonica S.A.	$38,575
		741,106
	Sweden – 2.9%
1,692	AAK AB	32,068
1,248	Alfa Laval AB	27,228
1,327	Assa Abloy AB, Class B	29,995
990	Axfood AB	19,590
1,113	Castellum AB	21,281
876	Essity AB, Class B	26,923
1,488	Fabege AB	22,393
673	Fastighets AB Balder, Class B (c)	22,539
1,545	Hexagon AB, Class B	85,784
459	ICA Gruppen AB	19,732
1,031	Industrivarden AB, Class C	22,849
480	Investor AB, Class B	23,059
834	Kinnevik AB, Class B	21,689
2,238	Nibe Industrier AB, Class B	32,765
1,764	Sandvik AB	32,407
1,772	Securitas AB, Class B	31,085
2,496	Skandinaviska Enskilda Banken AB, Class A	23,094
1,577	Skanska AB, Class B	28,479
1,726	SKF AB, Class B	31,737
3,356	Svenska Cellulosa AB SCA, Class B	29,165
2,047	Svenska Handelsbanken AB, Class A	20,254
496	Swedish Match AB	20,938
9,443	Telia Co., AB	41,937
1,850	Trelleborg AB, Class B	26,267
1,850	Volvo AB, Class B	29,355
		722,613
	Switzerland – 9.8%
2,451	ABB Ltd.	49,186
278	Baloise Holding AG	49,210
127	Barry Callebaut AG	254,729
33	Chocoladefabriken Lindt & Spruengli AG	240,181
150	DKSH Holding AG	8,789
49	EMS-Chemie Holding AG	31,798
252	Flughafen Zurich AG	47,447
112	Geberit AG	52,317
10	Givaudan S.A.	28,232
376	Helvetia Holding AG	47,183
335	Kuehne + Nagel International AG	49,725
2,411	Nestle S.A.	249,596
4,820	Novartis AG	440,426
586	Pargesa Holding S.A.	45,172
63	Partners Group Holding AG	49,499
423	PSP Swiss Property AG	49,441
1,683	Roche Holding AG	473,505
Shares	Description	Value

	Switzerland (Continued)
222	Schindler Holding AG	$49,417
18	SGS S.A.	45,857
190	Sunrise Communications Group AG (b)	14,179
104	Swiss Life Holding AG	51,542
524	Swiss Prime Site AG	45,760
470	Swiss Re AG	47,780
29	Swisscom AG	14,559
139	Zurich Insurance Group AG	48,398
		2,483,928
	United Kingdom – 9.5%
2,332	Admiral Group PLC	65,390
12,180	Aviva PLC	64,424
5,528	Bunzl PLC	145,811
3,942	Compass Group PLC	94,466
9,016	Diageo PLC	387,464
14,230	Direct Line Insurance Group PLC	59,961
9,641	GlaxoSmithKline PLC	193,032
8,059	HSBC Holdings PLC	67,231
1,541	InterContinental Hotels Group PLC	101,216
18,247	Legal & General Group PLC	62,451
80,837	Lloyds Banking Group PLC	58,095
1,056	London Stock Exchange Group PLC	73,571
7,414	Phoenix Group Holdings PLC	66,755
4,334	RELX PLC	105,098
13,949	Rightmove PLC	94,720
9,882	RSA Insurance Group PLC	72,386
10,108	Smith & Nephew PLC	218,865
6,437	Unilever PLC	400,109
31,293	Wm Morrison Supermarkets PLC	80,037
		2,411,082
	United States – 0.0%
112	Autoliv, Inc.	7,922
	Total Common Stocks	23,108,957
	(Cost $22,922,212)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.6%
	Australia – 1.5%
5,796	Dexus	52,817
5,530	Goodman Group	58,352
11,889	GPT (The) Group	51,332
26,848	Mirvac Group	58,996
17,963	Scentre Group	48,426
19,177	Stockland	56,142
28,397	Vicinity Centres	48,843
		374,908
	Canada – 1.3%
1,793	Allied Properties Real Estate Investment Trust	64,858

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
1,723	Canadian Apartment Properties REIT	$63,628
3,777	H&R Real Estate Investment Trust	65,875
3,343	RioCan Real Estate Investment Trust	66,347
2,525	SmartCentres Real Estate Investment Trust	64,034
		324,742
	France – 0.7%
423	Covivio	44,275
303	Gecina S.A.	45,342
531	ICADE	48,666
1,284	Klepierre S.A.	43,042
		181,325
	Hong Kong – 0.2%
3,500	Link REIT	43,012
	Japan – 3.2%
23	Advance Residence Investment Corp.	68,372
29	Daiwa House REIT Investment Corp.	69,961
60	GLP J-REIT	68,339
80	Japan Hotel REIT Investment Corp.	64,407
16	Japan Prime Realty Investment Corp.	69,304
11	Japan Real Estate Investment Corp.	66,929
32	Japan Retail Fund Investment Corp.	64,703
10	Nippon Building Fund, Inc.	68,451
30	Nippon Prologis REIT, Inc.	69,258
44	Nomura Real Estate Master Fund, Inc.	67,623
38	Orix JREIT, Inc.	69,293
41	United Urban Investment Corp.	68,679
		815,319
	Singapore – 0.5%
8,600	Ascendas Real Estate Investment Trust	19,832
12,800	CapitaLand Commercial Trust	20,529
10,400	CapitaLand Mall Trust	20,216
13,200	Mapletree Commercial Trust	20,390
17,100	Mapletree Logistics Trust	20,095
12,800	Suntec Real Estate Investment Trust	18,353
		119,415
	Spain – 0.2%
2,948	Inmobiliaria Colonial Socimi S.A.	32,834
Shares	Description	Value

	Spain (Continued)
2,317	Merlin Properties Socimi S.A.	$32,143
		64,977
	United Kingdom – 1.0%
8,528	British Land (The) Co., PLC	58,309
1,557	Derwent London PLC	61,613
5,499	Land Securities Group PLC	58,186
7,459	Segro PLC	69,169
		247,277
	Total Real Estate Investment Trusts	2,170,975
	(Cost $2,037,110)
RIGHTS (a) – 0.0%
	Spain – 0.0%
476	ACS Actividades de Construccion y Servicios S.A., expiring 07/08/19 (c)	747
	(Cost $786)
	Total Investments – 99.7%	25,280,679
	(Cost $24,960,108) (e)
	Net Other Assets and Liabilities – 0.3%	77,880
	Net Assets – 100.0%	$25,358,559

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $1,186 or 0.0% of net assets.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,541,020 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,220,449. The net unrealized appreciation was $320,571.

ADR	American Depositary Receipt

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 1,108,137	$ 1,106,951	$ 1,186	$ —
Other Country Categories*	22,000,820	22,000,820	—	—
Real Estate Investment Trusts*	2,170,975	2,170,975	—	—
Rights*	747	747	—	—
Total Investments	$ 25,280,679	$ 25,279,493	$ 1,186	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	31.7%
JPY	18.0
GBP	11.7
CHF	9.8
AUD	7.0
CAD	6.0
KRW	4.3
HKD	3.5
SEK	3.1
DKK	1.8
SGD	1.5
NOK	0.8
ILS	0.4
NZD	0.2
USD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Industrials	20.9%
Financials	16.6
Consumer Staples	14.2
Real Estate	12.4
Health Care	9.0
Consumer Discretionary	7.8
Information Technology	5.4
Materials	4.6
Utilities	3.9
Communication Services	3.1
Energy	2.1
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.7%
	Bermuda – 0.8%
16,000	Brilliance China Automotive Holdings Ltd.	$17,697
2,000	China Resources Gas Group Ltd.	9,921
124,000	Haitong International Securities Group Ltd.	40,478
12,000	Kunlun Energy Co., Ltd.	10,461
15,000	Shenzhen International Holdings Ltd.	29,763
		108,320
	Brazil – 11.7%
26,555	Ambev S.A.	123,717
13,799	Atacadao S.A.	79,058
12,791	BB Seguridade Participacoes S.A.	107,859
26,986	BR Malls Participacoes S.A.	100,707
3,031	Cia Brasileira de Distribuicao (Preference Shares)	74,734
1,020	Cia de Saneamento de Minas Gerais-Copasa	17,808
831	Cia de Saneamento do Parana	17,438
3,231	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	20,817
1,536	Energisa S.A.	18,432
1,459	Engie Brasil Energia S.A.	16,517
779	Equatorial Energia S.A.	18,623
3,015	Fleury S.A.	16,763
2,375	Hypera S.A.	18,549
8,716	Iguatemi Empresa de Shopping Centers S.A.	104,298
3,717	IRB Brasil Resseguros S.A.	95,346
9,852	Itau Unibanco Holding S.A. (Preference Shares)	93,031
28,316	Itausa - Investimentos Itau S.A. (Preference Shares)	95,052
35,172	Klabin S.A.	149,758
14,503	Multiplan Empreendimentos Imobiliarios S.A.	104,846
3,751	Odontoprev S.A.	17,837
11,383	Sul America S.A.	111,223
1,111	Telefonica Brasil S.A. (Preference Shares)	14,440
4,476	TIM Participacoes S.A.	13,556
2,512	Transmissora Alianca de Energia Eletrica S.A.	17,767
12,798	WEG S.A.	71,190
		1,519,366
	Cayman Islands – 1.7%
10,000	China Resources Land Ltd.	44,037
1,800	ENN Energy Holdings Ltd.	17,512
12,000	Geely Automobile Holdings Ltd.	20,523
2,500	Hengan International Group Co., Ltd.	18,386
Shares	Description	Value

	Cayman Islands (Continued)
14,000	Tingyi Cayman Islands Holding Corp.	$23,370
149,000	Zhenro Properties Group Ltd.	95,179
		219,007
	Chile – 1.5%
257,309	Banco de Chile	37,786
503,609	Banco Santander Chile	37,524
8,741	Cencosud S.A.	17,286
3,976	Empresas CMPC S.A.	10,832
1,433	Empresas COPEC S.A.	15,535
111,124	Enel Americas S.A.	19,548
188,553	Enel Chile S.A.	18,017
1,423	Latam Airlines Group S.A.	13,337
2,035	SACI Falabella	13,211
365	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	11,355
		194,431
	China – 12.9%
225,367	Agricultural Bank of China Ltd., Class H	94,339
228,242	Bank of China Ltd., Class H	96,419
126,371	Bank of Communications Co., Ltd., Class H	95,930
63,996	CGN Power Co., Ltd., Class H (b)	17,614
373,494	China Cinda Asset Management Co., Ltd., Class H	86,062
163,000	China CITIC Bank Corp., Ltd., Class H	92,854
31,000	China Communications Construction Co., Ltd., Class H	27,739
120,997	China Construction Bank Corp., Class H	104,242
219,000	China Everbright Bank Co., Ltd., Class H	100,365
39,000	China Life Insurance Co., Ltd., Class H	96,056
142,872	China Minsheng Banking Corp., Ltd., Class H	98,946
26,400	China Pacific Insurance Group Co., Ltd.	103,245
162,997	China Petroleum & Chemical Corp., Class H	110,797
35,246	China Railway Group Ltd., Class H	26,801
42,492	China Telecom Corp., Ltd., Class H	21,377
34,000	CRRC Corp., Ltd., Class H	28,421
31,000	Huaneng Power International, Inc., Class H	18,255
141,997	Industrial & Commercial Bank of China Ltd., Class H	103,612
198,000	PetroChina Co., Ltd., Class H	109,244

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
9,500	Ping An Insurance Group Co. of China Ltd., Class H	$114,073
181,000	Postal Savings Bank of China Co., Ltd., Class H (b)	107,511
5,400	Zhuzhou CRRC Times Electric Co., Ltd.	28,446
		1,682,348
	Colombia – 0.4%
3,617	Bancolombia S.A. (Preference Shares)	45,923
	Czech Republic – 0.2%
574	CEZ A.S.	13,862
270	Komercni banka A.S.	10,758
		24,620
	Hong Kong – 3.5%
1,750	Beijing Enterprises Holdings Ltd.	8,894
8,250	BOC Hong Kong Holdings Ltd.	32,475
11,000	China Everbright International Ltd.	10,153
5,000	China Merchants Port Holdings Co., Ltd.	8,500
11,125	China Mobile Ltd.	101,328
8,000	China Overseas Land & Investment Ltd.	29,494
4,000	China Resources Beer Holdings Co., Ltd.	18,997
10,000	China Resources Power Holdings Co., Ltd.	14,593
11,200	China Taiping Insurance Holdings Co., Ltd.	29,965
28,000	China Traditional Chinese Medicine Holdings Co., Ltd.	13,621
89,000	China Unicom Hong Kong Ltd.	97,639
10,000	CSPC Pharmaceutical Group Ltd.	16,130
8,000	Guangdong Investment Ltd.	15,833
24,985	Lenovo Group Ltd.	19,350
8,000	MMG Ltd. (c)	2,796
140,000	Yuexiu Property Co., Ltd.	31,722
		451,490
	Hungary – 0.5%
1,778	MOL Hungarian Oil & Gas PLC	19,726
777	OTP Bank Nyrt	30,904
457	Richter Gedeon Nyrt	8,420
		59,050
	India – 20.5%
4,856	Asian Paints Ltd.	95,544
1,108	Bajaj Auto Ltd.	45,379
1,048	Britannia Industries Ltd.	41,656
8,255	Cipla Ltd.	66,187
2,568	Colgate-Palmolive India Ltd.	41,953
Shares	Description	Value

	India (Continued)
7,454	HDFC Bank Ltd.	$263,891
1,892	Hindustan Unilever Ltd.	48,997
8,777	Housing Development Finance Corp., Ltd.	278,730
9,690	IndusInd Bank Ltd.	198,004
11,266	Infosys Ltd.	119,470
10,890	ITC Ltd.	43,203
12,927	Kotak Mahindra Bank Ltd.	276,621
5,234	Larsen & Toubro Ltd.	117,771
9,359	Marico Ltd.	50,241
484	Maruti Suzuki India Ltd.	45,819
56	MRF Ltd.	45,926
294	Nestle India Ltd.	50,738
17,050	NTPC Ltd.	34,914
11,649	Power Grid Corp. of India Ltd.	34,916
15,388	Reliance Industries Ltd.	279,348
4,181	Tata Consultancy Services Ltd.	134,902
2,841	Titan Co., Ltd.	54,933
2,238	Torrent Pharmaceuticals Ltd.	50,166
1,812	UltraTech Cement Ltd.	119,593
32,828	Wipro Ltd.	133,400
		2,672,302
	Indonesia – 2.9%
198,145	Adaro Energy Tbk PT	19,075
44,108	Astra International Tbk PT	23,260
24,395	Bank Central Asia Tbk PT	51,760
90,868	Bank Mandiri Persero Tbk PT	51,617
72,018	Bank Negara Indonesia Persero Tbk PT	46,899
164,313	Bank Rakyat Indonesia Persero Tbk PT	50,710
3,883	Gudang Garam Tbk PT	21,129
184,097	Japfa Comfeed Indonesia Tbk PT	20,198
37,066	Perusahaan Gas Negara Persero Tbk	5,536
172,602	Telekomunikasi Indonesia Persero Tbk PT	50,580
20,685	United Tractors Tbk PT	41,290
		382,054
	Malaysia – 2.1%
15,200	AirAsia Group Bhd	10,041
21,700	CIMB Group Holdings Bhd	28,251
12,000	Dialog Group Bhd	9,467
6,100	Genting Bhd	9,993
12,700	Genting Malaysia Bhd	9,957
7,400	Hartalega Holdings Bhd	9,383
5,500	Hong Leong Bank Bhd	25,287
5,900	IHH Healthcare Bhd	8,281
12,100	Malayan Banking Bhd	26,001
10,100	Petronas Chemicals Group Bhd	20,530
4,800	Public Bank Bhd	26,715
19,600	RHB Bank Bhd	26,513
16,300	Tenaga Nasional Bhd	54,590

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia (Continued)
7,400	Top Glove Corp. Bhd	$8,792
		273,801
	Mexico – 4.4%
19,005	Alfa S.A.B. de C.V., Class A	18,635
11,915	Alsea S.A.B. de C.V. (c)	23,527
159,569	America Movil S.A.B. de C.V., Series L	116,307
5,152	Arca Continental S.A.B. de C.V.	27,862
30,158	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	46,273
43,228	Cemex S.A.B. de C.V.	18,265
3,110	Fomento Economico Mexicano S.A.B. de C.V.	30,089
2,811	Gruma S.A.B. de C.V., Class B	26,442
3,575	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	21,846
2,275	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	23,691
1,250	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	20,285
13,728	Grupo Bimbo S.A.B. de C.V., Series A	28,617
7,581	Grupo Financiero Banorte, S.A.B. de C.V., Class O	44,032
8,961	Grupo Mexico S.A.B. de C.V., Series B	23,866
11,272	Grupo Televisa S.A.B., Series CPO	19,028
1,855	Infraestructura Energetica Nova S.A.B. de C.V.	7,300
16,912	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	31,412
10,303	Mexichem S.A.B. de C.V.	21,692
9,333	Wal-Mart de Mexico S.A.B. de C.V.	25,475
		574,644
	Netherlands – 0.1%
391	X5 Retail Group N.V., GDR	13,407
	Philippines – 1.4%
1,980	Ayala Corp.	34,549
41,400	Ayala Land, Inc.	41,049
13,880	BDO Unibank, Inc.	37,927
13,500	International Container Terminal Services, Inc.	38,575
46,500	SM Prime Holdings, Inc.	33,671
		185,771
	Poland – 1.4%
739	Bank Polska Kasa Opieki S.A.	22,129
123	CCC S.A.	5,554
357	CD Projekt S.A.	20,586
219	Dino Polska S.A. (b) (c)	7,678
Shares	Description	Value

	Poland (Continued)
548	Grupa Lotos S.A.	$12,432
555	KGHM Polska Miedz S.A. (c)	15,385
2,859	PGE Polska Grupa Energetyczna S.A. (c)	7,345
468	Polski Koncern Naftowy ORLEN S.A.	11,279
7,310	Polskie Gornictwo Naftowe i Gazownictwo S.A.	10,396
2,107	Powszechna Kasa Oszczednosci Bank Polski S.A.	24,164
2,008	Powszechny Zaklad Ubezpieczen S.A.	23,481
213	Santander Bank Polska S.A.	21,154
		181,583
	Russia – 1.8%
26,905	Alrosa PJSC	36,607
176	Magnit PJSC	10,395
181	MMC Norilsk Nickel PJSC	40,954
4,584	Mobile TeleSystems PJSC	20,653
5,019	Moscow Exchange MICEX-RTS PJSC	7,155
2,419	Severstal PJSC	40,839
5,966	Tatneft PJSC	73,108
		229,711
	Singapore – 0.2%
3,900	BOC Aviation Ltd. (b)	32,751
	South Africa – 7.0%
2,484	Absa Group Ltd.	31,039
1,375	AVI Ltd.	8,919
4,874	Bid Corp., Ltd.	106,231
1,423	Bidvest Group (The) Ltd.	19,130
280	Capitec Bank Holdings Ltd.	25,818
2,762	Discovery Ltd.	29,240
4,480	Investec Ltd.	29,218
5,298	Life Healthcare Group Holdings Ltd.	8,441
1,820	Mondi Ltd.	40,956
1,504	Nedbank Group Ltd.	27,037
6,090	Netcare Ltd.	7,774
21,870	Pick n Pay Stores Ltd.	107,137
1,445	PSG Group Ltd.	24,520
1,486	Remgro Ltd.	19,824
4,973	RMB Holdings Ltd.	29,799
5,123	Sanlam Ltd.	28,428
8,705	Sappi Ltd.	33,924
1,289	Sasol Ltd.	32,050
7,569	SPAR Group (The) Ltd.	100,399
2,040	Standard Bank Group Ltd.	28,484
9,275	Telkom S.A. SOC Ltd.	60,707
468	Tiger Brands Ltd.	7,433
31,248	Woolworths Holdings Ltd.	108,442
		914,950

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 17.0%
29,203	Advantech Co., Ltd.	$248,220
26,934	Cathay Financial Holding Co., Ltd.	37,289
46,298	China Life Insurance Co., Ltd.	37,042
63,622	China Steel Corp.	51,107
10,452	Chunghwa Telecom Co., Ltd.	38,026
390,386	Compal Electronics, Inc.	255,779
59,203	CTBC Financial Holding Co., Ltd.	40,696
50,977	E. Sun Financial Holding Co., Ltd.	42,673
15,404	Far EasTone Telecommunications Co., Ltd.	38,833
57,379	First Financial Holding Co., Ltd.	42,120
14,372	Formosa Chemicals & Fibre Corp.	47,661
14,700	Formosa Plastics Corp.	54,191
26,320	Fubon Financial Holding Co., Ltd.	38,854
90,238	Lite-On Technology Corp.	132,192
43,162	Mega Financial Holding Co., Ltd.	42,940
20,401	Nan Ya Plastics Corp.	51,627
74,119	Pou Chen Corp.	91,875
129,341	Quanta Computer, Inc.	251,524
86,171	Taishin Financial Holding Co., Ltd.	39,674
100,892	Taiwan Business Bank	44,340
112,422	Taiwan High Speed Rail Corp.	165,414
10,265	Taiwan Mobile Co., Ltd.	40,486
37,208	Uni-President Enterprises Corp.	99,071
315,438	Wistron Corp.	245,773
68,986	Yuanta Financial Holding Co., Ltd.	41,423
		2,218,830
	Thailand – 5.8%
6,400	Advanced Info Service PCL	45,495
9,600	Airports of Thailand PCL	23,008
1,000	Bangkok Bank PCL	6,424
3,000	Bangkok Bank PCL	19,271
64,700	Bangkok Expressway & Metro PCL	24,051
73,900	Banpu PCL	36,146
13,200	Berli Jucker PCL	21,736
94,400	BTS Group Holdings PCL	36,938
7,000	Bumrungrad Hospital PCL	38,575
11,400	Central Pattana PCL	27,880
13,300	Charoen Pokphand Foods PCL	12,252
13,900	CP ALL PCL	38,979
1,900	Electricity Generating PCL	20,135
6,800	Gulf Energy Development PCL	27,273
67,900	Home Product Center PCL	38,746
9,000	Intouch Holdings PCL, Class F	18,415
900	Kasikornbank PCL	5,517
Shares	Description	Value

	Thailand (Continued)
3,500	Kasikornbank PCL	$21,456
43,300	Krung Thai Bank PCL	27,533
77,800	Land & Houses PCL	28,160
60,400	PTT PCL	96,014
9,300	Ratch Group PCL	20,242
1,400	Siam Cement (The) PCL	21,547
6,300	Siam Commercial Bank (The) PCL	28,657
17,600	Thai Union Group PCL, Class F	10,502
15,300	Thanachart Capital PCL	27,689
9,400	Tisco Financial Group PCL	28,659
		751,300
	Turkey – 0.9%
6,533	Akbank T.A.S. (c)	7,672
1,331	Arcelik A.S. (c)	4,471
925	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,875
617	BIM Birlesik Magazalar A.S.	8,487
4,854	Eregli Demir ve Celik Fabrikalari T.A.S.	6,597
461	Ford Otomotiv Sanayi A.S.	4,976
5,266	Haci Omer Sabanci Holding A.S.	7,812
3,631	KOC Holding A.S.	10,999
1,101	TAV Havalimanlari Holding A.S.	5,134
468	Tupras Turkiye Petrol Rafinerileri A.S.	9,294
3,637	Turk Hava Yollari AO (c)	8,096
3,833	Turkcell Iletisim Hizmetleri A.S.	8,473
4,951	Turkiye Garanti Bankasi A.S. (c)	7,781
7,507	Turkiye Is Bankasi A.S., Class C (c)	7,843
4,407	Turkiye Sise ve Cam Fabrikalari A.S.	3,950
9,114	Turkiye Vakiflar Bankasi TAO, Class D	6,595
		111,055
	Total Common Stocks	12,846,714
	(Cost $12,586,285)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Mexico – 0.3%
29,832	Fibra Uno Administracion S.A. de C.V.	39,571
	South Africa – 0.4%
15,474	Growthpoint Properties Ltd.	26,674
38,956	Redefine Properties Ltd.	25,003
		51,677
	Total Real Estate Investment Trusts	91,248
	(Cost $97,316)

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Chile – 0.0%
36,227	Enel Americas S.A., expiring 07/26/19 (c)	$535
	Taiwan – 0.0%
4,152	China Life Insurance Co., Ltd., expiring 07/23/19 (c)	568
	Total Rights	1,103
	(Cost $0)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,177	BTS Group Holdings PCL (c)	308
	(Cost $0)
	Total Investments – 99.4%	12,939,373
	(Cost $12,683,601) (d)
	Net Other Assets and Liabilities – 0.6%	72,343
	Net Assets – 100.0%	$13,011,716

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $809,652 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $553,880. The net unrealized appreciation was $255,772.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 751,300	$ —	$ 751,300	$ —
Other Country Categories*	12,095,414	12,095,414	—	—
Real Estate Investment Trusts*	91,248	91,248	—	—
Rights:
Chile	535	535	—	—
Taiwan	568	—	568	—
Warrants*	308	—	308	—
Total Investments	$ 12,939,373	$ 12,187,197	$ 752,176	$—

*	See Portfolio of Investments for country breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
INR	20.6%
HKD	19.3
TWD	17.1
BRL	11.7
ZAR	7.5
THB	5.8
MXN	4.7
IDR	3.0
MYR	2.1
RUB	1.8
CLP	1.5
PHP	1.4
PLN	1.4
TRY	0.9
HUF	0.5
COP	0.4
CZK	0.2
USD	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Financials	34.9%
Information Technology	11.9
Consumer Staples	10.8
Materials	7.3
Industrials	6.7
Energy	6.6
Real Estate	5.7
Communication Services	5.6
Consumer Discretionary	4.4
Utilities	3.9
Health Care	2.2
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.9%
	Aerospace & Defense – 2.5%
1,852	Arconic, Inc.	$47,819
93	Boeing (The) Co.	33,853
209	General Dynamics Corp.	38,000
373	HEICO Corp.	49,911
756	L3Harris Technologies, Inc.	142,982
118	Lockheed Martin Corp.	42,898
131	Northrop Grumman Corp.	42,327
194	Raytheon Co.	33,733
699	Textron, Inc.	37,075
275	United Technologies Corp.	35,805
		504,403
	Air Freight & Logistics – 0.7%
407	CH Robinson Worldwide, Inc.	34,330
466	Expeditors International of Washington, Inc.	35,351
195	FedEx Corp.	32,017
317	United Parcel Service, Inc., Class B	32,737
		134,435
	Airlines – 1.0%
1,981	American Airlines Group, Inc.	64,600
1,218	Delta Air Lines, Inc.	69,122
1,212	Southwest Airlines Co.	61,545
		195,267
	Auto Components – 0.4%
499	Aptiv PLC	40,334
292	Lear Corp.	40,667
		81,001
	Automobiles – 0.4%
4,515	Ford Motor Co.	46,188
1,069	General Motors Co.	41,189
		87,377
	Banks – 2.9%
1,326	Bank of America Corp.	38,454
786	BB&T Corp.	38,616
588	Citigroup, Inc.	41,178
1,126	Citizens Financial Group, Inc.	39,815
499	Comerica, Inc.	36,247
1,451	Fifth Third Bancorp	40,483
364	First Republic Bank	35,545
2,885	Huntington Bancshares, Inc.	39,871
361	JPMorgan Chase & Co.	40,360
2,323	KeyCorp	41,233
233	M&T Bank Corp.	39,626
298	PNC Financial Services Group (The), Inc.	40,909
2,586	Regions Financial Corp.	38,635
759	US Bancorp	39,772
757	Wells Fargo & Co.	35,821
		586,565
Shares	Description	Value

	Beverages – 1.0%
751	Brown-Forman Corp., Class B	$41,628
846	Coca-Cola (The) Co.	43,078
226	Constellation Brands, Inc., Class A	44,509
665	Molson Coors Brewing Co., Class B	37,240
323	PepsiCo, Inc.	42,355
		208,810
	Biotechnology – 1.3%
1,129	AbbVie, Inc.	82,101
479	Amgen, Inc.	88,270
1,399	Gilead Sciences, Inc.	94,516
		264,887
	Building Products – 0.5%
958	Johnson Controls International PLC	39,575
134	Lennox International, Inc.	36,850
900	Masco Corp.	35,316
		111,741
	Capital Markets – 3.9%
286	Ameriprise Financial, Inc.	41,516
725	Bank of New York Mellon (The) Corp.	32,009
86	BlackRock, Inc.	40,360
383	Cboe Global Markets, Inc.	39,690
856	Charles Schwab (The) Corp.	34,403
222	CME Group, Inc.	43,092
788	E*TRADE Financial Corp.	35,145
1,104	Franklin Resources, Inc.	38,419
191	Goldman Sachs Group (The), Inc.	39,079
481	Intercontinental Exchange, Inc.	41,337
1,558	KKR & Co., Inc., Class A	39,371
202	Moody’s Corp.	39,453
867	Morgan Stanley	37,983
184	MSCI, Inc.	43,937
418	Nasdaq, Inc.	40,199
405	Northern Trust Corp.	36,450
455	Raymond James Financial, Inc.	38,470
174	S&P Global, Inc.	39,636
556	State Street Corp.	31,169
365	T Rowe Price Group, Inc.	40,044
732	TD Ameritrade Holding Corp.	36,541
		808,303
	Chemicals – 1.4%
109	Air Products & Chemicals, Inc.	24,674
210	Celanese Corp.	22,638
507	CF Industries Holdings, Inc.	23,682
184	DuPont de Nemours, Inc.	13,813
273	Eastman Chemical Co.	21,248
117	Ecolab, Inc.	23,100
270	FMC Corp.	22,396

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
161	International Flavors & Fragrances, Inc.	$23,359
247	LyondellBasell Industries N.V., Class A	21,274
759	Mosaic (The) Co.	18,998
184	PPG Industries, Inc.	21,475
82	Sherwin-Williams (The) Co.	37,580
306	Westlake Chemical Corp.	21,255
		295,492
	Commercial Services & Supplies – 0.8%
175	Cintas Corp.	41,526
440	Republic Services, Inc.	38,122
1,512	Rollins, Inc.	54,235
341	Waste Management, Inc.	39,341
		173,224
	Communications Equipment – 1.9%
2,235	Cisco Systems, Inc.	122,322
4,559	Juniper Networks, Inc.	121,406
859	Motorola Solutions, Inc.	143,221
		386,949
	Construction & Engineering – 0.2%
471	Jacobs Engineering Group, Inc.	39,748
	Construction Materials – 0.4%
176	Martin Marietta Materials, Inc.	40,499
299	Vulcan Materials Co.	41,056
		81,555
	Consumer Finance – 1.0%
1,331	Ally Financial, Inc.	41,248
335	American Express Co.	41,352
448	Capital One Financial Corp.	40,652
514	Discover Financial Services	39,881
1,147	Synchrony Financial	39,766
		202,899
	Containers & Packaging – 0.6%
184	Avery Dennison Corp.	21,285
612	Ball Corp.	42,834
448	International Paper Co.	19,407
923	WestRock Co.	33,662
		117,188
	Distributors – 0.2%
354	Genuine Parts Co.	36,667
	Diversified Financial Services – 0.2%
1,817	AXA Equitable Holdings, Inc.	37,975
Shares	Description	Value

	Diversified Telecommunication Services – 2.1%
4,618	AT&T, Inc.	$154,749
12,079	CenturyLink, Inc.	142,049
2,449	Verizon Communications, Inc.	139,912
		436,710
	Electric Utilities – 1.6%
481	Alliant Energy Corp.	23,608
271	American Electric Power Co., Inc.	23,851
252	Duke Energy Corp.	22,237
367	Edison International	24,739
237	Entergy Corp.	24,394
390	Evergy, Inc.	23,459
319	Eversource Energy	24,167
452	Exelon Corp.	21,669
546	FirstEnergy Corp.	23,374
117	NextEra Energy, Inc.	23,969
237	Pinnacle West Capital Corp.	22,299
714	PPL Corp.	22,141
440	Southern (The) Co.	24,323
403	Xcel Energy, Inc.	23,974
		328,204
	Electrical Equipment – 0.7%
427	AMETEK, Inc.	38,789
439	Eaton Corp. PLC	36,560
517	Emerson Electric Co.	34,494
202	Rockwell Automation, Inc.	33,093
		142,936
	Electronic Equipment, Instruments & Components – 1.7%
375	Amphenol Corp., Class A	35,977
1,252	CDW Corp.	138,972
3,646	Corning, Inc.	121,157
438	TE Connectivity Ltd.	41,952
		338,058
	Energy Equipment & Services – 0.7%
1,462	Baker Hughes a GE Co.	36,009
1,383	Halliburton Co.	31,450
1,521	National Oilwell Varco, Inc.	33,812
930	Schlumberger Ltd.	36,958
		138,229
	Entertainment – 0.9%
871	Activision Blizzard, Inc.	41,111
2,241	Viacom, Inc., Class B	66,939
567	Walt Disney (The) Co.	79,176
		187,226

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 1.5%
260	Costco Wholesale Corp.	$68,708
2,558	Kroger (The) Co.	55,534
942	Sysco Corp.	66,618
994	Walgreens Boots Alliance, Inc.	54,342
645	Walmart, Inc.	71,266
		316,468
	Food Products – 2.5%
919	Archer-Daniels-Midland Co.	37,495
1,040	Campbell Soup Co.	41,673
1,429	Conagra Brands, Inc.	37,897
766	General Mills, Inc.	40,230
345	Hershey (The) Co.	46,240
886	Hormel Foods Corp.	35,918
340	JM Smucker (The) Co.	39,165
691	Kellogg Co.	37,017
1,214	Kraft Heinz (The) Co.	37,683
529	Lamb Weston Holdings, Inc.	33,517
263	McCormick & Co., Inc.	40,768
794	Mondelez International, Inc., Class A	42,797
571	Tyson Foods, Inc., Class A	46,102
		516,502
	Gas Utilities – 0.2%
220	Atmos Energy Corp.	23,223
409	UGI Corp.	21,845
		45,068
	Health Care Equipment & Supplies – 4.9%
1,138	Abbott Laboratories	95,706
1,119	Baxter International, Inc.	91,646
364	Becton Dickinson and Co.	91,732
307	Cooper (The) Cos., Inc.	103,425
268	Danaher Corp.	38,303
1,834	DENTSPLY SIRONA, Inc.	107,032
999	Medtronic PLC	97,293
875	ResMed, Inc.	106,776
461	Stryker Corp.	94,772
301	Teleflex, Inc.	99,676
712	Zimmer Biomet Holdings, Inc.	83,831
		1,010,192
	Health Care Providers & Services – 4.6%
791	AmerisourceBergen Corp.	67,441
317	Anthem, Inc.	89,460
1,889	Cardinal Health, Inc.	88,972
566	Cigna Corp.	89,173
1,167	CVS Health Corp.	63,590
698	HCA Healthcare, Inc.	94,349
342	Humana, Inc.	90,733
537	McKesson Corp.	72,167
1,012	Quest Diagnostics, Inc.	103,032
Shares	Description	Value

	Health Care Providers & Services (Continued)
368	UnitedHealth Group, Inc.	$89,796
680	Universal Health Services, Inc., Class B	88,665
		937,378
	Hotels, Restaurants & Leisure – 4.2%
1,240	Carnival Corp.	57,722
518	Darden Restaurants, Inc.	63,056
244	Domino’s Pizza, Inc.	67,900
757	Hilton Worldwide Holdings, Inc.	73,989
1,032	Las Vegas Sands Corp.	60,981
503	Marriott International, Inc., Class A	70,566
331	McDonald’s Corp.	68,736
2,452	MGM Resorts International	70,054
549	Royal Caribbean Cruises Ltd.	66,544
846	Starbucks Corp.	70,920
527	Wynn Resorts Ltd.	65,343
1,401	Yum China Holdings, Inc.	64,726
630	Yum! Brands, Inc.	69,722
		870,259
	Household Durables – 0.8%
958	DR Horton, Inc.	41,319
459	Garmin Ltd.	36,628
808	Lennar Corp., Class A	39,156
2,584	Newell Brands, Inc.	39,845
		156,948
	Household Products – 1.0%
557	Church & Dwight Co., Inc.	40,694
247	Clorox (The) Co.	37,818
578	Colgate-Palmolive Co.	41,425
320	Kimberly-Clark Corp.	42,650
381	Procter & Gamble (The) Co.	41,777
		204,364
	Independent Power and Renewable Electricity Producers – 0.3%
1,254	AES Corp.	21,017
534	NRG Energy, Inc.	18,754
871	Vistra Energy Corp.	19,720
		59,491
	Industrial Conglomerates – 0.7%
170	3M Co.	29,468
3,542	General Electric Co.	37,191
223	Honeywell International, Inc.	38,933
103	Roper Technologies, Inc.	37,725
		143,317

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 3.8%
732	Aflac, Inc.	$40,121
388	Allstate (The) Corp.	39,456
850	American International Group, Inc.	45,288
468	Arthur J. Gallagher & Co.	40,992
261	Chubb Ltd.	38,443
426	Cincinnati Financial Corp.	44,163
1,001	Fidelity National Financial, Inc.	40,340
736	Hartford Financial Services Group (The), Inc.	41,010
623	Lincoln National Corp.	40,152
763	Loews Corp.	41,713
390	Marsh & McLennan Cos., Inc.	38,902
859	MetLife, Inc.	42,667
729	Principal Financial Group, Inc.	42,224
507	Progressive (The) Corp.	40,524
398	Prudential Financial, Inc.	40,198
258	Reinsurance Group of America, Inc.	40,256
446	Torchmark Corp.	39,899
267	Travelers (The) Cos., Inc.	39,922
648	WR Berkley Corp.	42,723
		778,993
	Internet & Direct Marketing Retail – 0.7%
1,694	eBay, Inc.	66,913
529	Expedia Group, Inc.	70,373
		137,286
	IT Services – 3.7%
201	Accenture PLC, Class A	37,139
202	Alliance Data Systems Corp.	28,306
222	Automatic Data Processing, Inc.	36,703
341	Broadridge Financial Solutions, Inc.	43,539
1,666	Cognizant Technology Solutions Corp., Class A	105,608
1,876	DXC Technology Co.	103,461
313	Fidelity National Information Services, Inc.	38,399
259	Global Payments, Inc.	41,474
855	International Business Machines Corp.	117,904
255	Jack Henry & Associates, Inc.	34,150
155	Mastercard, Inc., Class A	41,002
441	Paychex, Inc.	36,290
372	Total System Services, Inc.	47,716
234	Visa, Inc., Class A	40,611
		752,302
	Leisure Products – 0.2%
466	Hasbro, Inc.	49,247
Shares	Description	Value

	Life Sciences Tools & Services – 0.8%
440	Agilent Technologies, Inc.	$32,855
367	PerkinElmer, Inc.	35,357
332	Thermo Fisher Scientific, Inc.	97,501
		165,713
	Machinery – 2.4%
261	Caterpillar, Inc.	35,572
224	Cummins, Inc.	38,380
221	Deere & Co.	36,622
377	Dover Corp.	37,775
422	Fortive Corp.	34,401
233	IDEX Corp.	40,109
247	Illinois Tool Works, Inc.	37,250
328	Ingersoll-Rand PLC	41,548
519	PACCAR, Inc.	37,191
206	Parker-Hannifin Corp.	35,022
226	Snap-on, Inc.	37,435
260	Stanley Black & Decker, Inc.	37,599
448	Xylem, Inc.	37,471
		486,375
	Media – 1.3%
1,324	CBS Corp., Class B	66,067
1,574	Comcast Corp., Class A	66,549
862	Omnicom Group, Inc.	70,641
11,096	Sirius XM Holdings, Inc.	61,916
		265,173
	Metals & Mining – 0.3%
1,609	Freeport-McMoRan, Inc.	18,680
580	Newmont Mining Corp.	22,313
356	Nucor Corp.	19,616
		60,609
	Multiline Retail – 0.9%
527	Dollar General Corp.	71,230
915	Kohl’s Corp.	43,508
784	Target Corp.	67,902
		182,640
	Multi-Utilities – 1.1%
308	Ameren Corp.	23,134
738	Centerpoint Energy, Inc.	21,129
408	CMS Energy Corp.	23,627
267	Consolidated Edison, Inc.	23,411
296	Dominion Energy, Inc.	22,887
182	DTE Energy Co.	23,274
791	NiSource, Inc.	22,781
383	Public Service Enterprise Group, Inc.	22,528
180	Sempra Energy	24,739
287	WEC Energy Group, Inc.	23,927
		231,437

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 4.4%
891	Anadarko Petroleum Corp.	$62,869
1,169	Apache Corp.	33,866
1,553	Cabot Oil & Gas Corp.	35,657
329	Chevron Corp.	40,941
365	Concho Resources, Inc.	37,661
608	ConocoPhillips	37,088
1,284	Devon Energy Corp.	36,620
399	Diamondback Energy, Inc.	43,479
426	EOG Resources, Inc.	39,686
502	Exxon Mobil Corp.	38,468
673	Hess Corp.	42,783
823	HollyFrontier Corp.	38,088
2,025	Kinder Morgan, Inc.	42,282
2,425	Marathon Oil Corp.	34,459
678	Marathon Petroleum Corp.	37,887
1,639	Noble Energy, Inc.	36,714
612	Occidental Petroleum Corp.	30,771
580	ONEOK, Inc.	39,910
426	Phillips 66	39,848
266	Pioneer Natural Resources Co.	40,927
975	Targa Resources Corp.	38,278
478	Valero Energy Corp.	40,921
1,411	Williams (The) Cos., Inc.	39,564
		908,767
	Personal Products – 0.2%
239	Estee Lauder (The) Cos., Inc., Class A	43,763
	Pharmaceuticals – 3.1%
621	Allergan PLC	103,974
1,907	Bristol-Myers Squibb Co.	86,483
701	Eli Lilly & Co.	77,664
651	Johnson & Johnson	90,671
1,094	Merck & Co., Inc.	91,732
2,142	Pfizer, Inc.	92,791
904	Zoetis, Inc.	102,595
		645,910
	Professional Services – 0.6%
309	Equifax, Inc.	41,789
529	TransUnion	38,887
266	Verisk Analytics, Inc.	38,958
		119,634
	Road & Rail – 1.1%
473	CSX Corp.	36,596
349	JB Hunt Transport Services, Inc.	31,902
305	Kansas City Southern	37,155
189	Norfolk Southern Corp.	37,674
245	Old Dominion Freight Line, Inc.	36,569
212	Union Pacific Corp.	35,851
		215,747
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 8.6%
1,146	Analog Devices, Inc.	$129,349
3,043	Applied Materials, Inc.	136,661
401	Broadcom, Inc.	115,432
2,247	Intel Corp.	107,564
1,011	KLA-Tencor Corp.	119,500
674	Lam Research Corp.	126,604
6,067	Marvell Technology Group Ltd.	144,819
2,270	Maxim Integrated Products, Inc.	135,791
1,455	Microchip Technology, Inc.	126,149
672	NVIDIA Corp.	110,363
2,116	QUALCOMM, Inc.	160,964
1,463	Skyworks Solutions, Inc.	113,046
1,138	Texas Instruments, Inc.	130,597
952	Xilinx, Inc.	112,260
		1,769,099
	Software – 3.5%
1,211	Citrix Systems, Inc.	118,848
462	Intuit, Inc.	120,734
1,023	Microsoft Corp.	137,041
2,247	Oracle Corp.	128,012
1,895	SS&C Technologies Holdings, Inc.	109,171
5,249	Symantec Corp.	114,218
		728,024
	Specialty Retail – 2.7%
369	Advance Auto Parts, Inc.	56,878
885	Best Buy Co., Inc.	61,711
2,403	Gap (The), Inc.	43,182
328	Home Depot (The), Inc.	68,214
575	Lowe’s Cos., Inc.	58,023
676	Ross Stores, Inc.	67,005
596	Tiffany & Co.	55,810
1,182	TJX (The) Cos., Inc.	62,504
644	Tractor Supply Co.	70,067
		543,394
	Technology Hardware, Storage & Peripherals – 3.5%
635	Apple, Inc.	125,679
7,821	Hewlett Packard Enterprise Co.	116,924
6,211	HP, Inc.	129,127
1,740	NetApp, Inc.	107,358
2,520	Seagate Technology PLC	118,742
2,511	Western Digital Corp.	119,398
		717,228
	Textiles, Apparel & Luxury Goods – 0.6%
471	NIKE, Inc., Class B	39,540
1,220	Tapestry, Inc.	38,711
485	VF Corp.	42,365
		120,616

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 0.3%
690	Altria Group, Inc.	$32,671
449	Philip Morris International, Inc.	35,260
		67,931
	Trading Companies & Distributors – 0.3%
1,101	Fastenal Co.	35,882
118	WW Grainger, Inc.	31,651
		67,533
	Water Utilities – 0.1%
217	American Water Works Co., Inc.	25,172
	Total Common Stocks	19,268,429
	(Cost $18,525,740)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.6%
257	Alexandria Real Estate Equities, Inc.	36,260
186	American Tower Corp.	38,028
182	AvalonBay Communities, Inc.	36,979
273	Boston Properties, Inc.	35,217
360	Camden Property Trust	37,580
286	Crown Castle International Corp.	37,280
307	Digital Realty Trust, Inc.	36,161
1,196	Duke Realty Corp.	37,806
81	Equinix, Inc.	40,847
320	Equity LifeStyle Properties, Inc.	38,829
486	Equity Residential	36,897
126	Essex Property Trust, Inc.	36,783
359	Extra Space Storage, Inc.	38,090
265	Federal Realty Investment Trust	34,121
1,169	HCP, Inc.	37,385
1,936	Host Hotels & Resorts, Inc.	35,274
1,504	Invitation Homes, Inc.	40,202
1,032	Iron Mountain, Inc.	32,302
335	Mid-America Apartment Communities, Inc.	39,450
508	Prologis, Inc.	40,691
168	Public Storage	40,013
497	Realty Income Corp.	34,278
542	Regency Centers Corp.	36,173
201	Simon Property Group, Inc.	32,112
309	Sun Communities, Inc.	39,611
805	UDR, Inc.	36,136
573	Ventas, Inc.	39,164
542	Vornado Realty Trust	34,742
471	Welltower, Inc.	38,401
1,389	Weyerhaeuser Co.	36,586
467	WP Carey, Inc.	37,911
		1,151,309
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.3%
2,033	AGNC Investment Corp.	$34,195
3,662	Annaly Capital Management, Inc.	33,434
		67,629
	Total Real Estate Investment Trusts	1,218,938
	(Cost $1,129,791)
	Total Investments – 99.8%	20,487,367
	(Cost $19,655,531) (a)
	Net Other Assets and Liabilities – 0.2%	40,391
	Net Assets – 100.0%	$20,527,758

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,924,844 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,093,008. The net unrealized appreciation was $831,836.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,268,429	$ 19,268,429	$ —	$ —
Real Estate Investment Trusts*	1,218,938	1,218,938	—	—
Total Investments	$ 20,487,367	$ 20,487,367	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.6%
	Aerospace & Defense – 1.6%
602	BWX Technologies, Inc.	$31,364
263	Curtiss-Wright Corp.	33,435
432	Hexcel Corp.	34,940
144	Huntington Ingalls Industries, Inc.	32,363
343	Moog, Inc., Class A	32,108
326	Spirit AeroSystems Holdings, Inc., Class A	26,527
		190,737
	Airlines – 0.6%
598	Alaska Air Group, Inc.	38,218
618	SkyWest, Inc.	37,494
		75,712
	Auto Components – 0.9%
867	BorgWarner, Inc.	36,397
1,611	Gentex Corp.	39,647
1,835	Goodyear Tire & Rubber (The) Co.	28,075
		104,119
	Automobiles – 0.5%
934	Harley-Davidson, Inc.	33,465
534	Thor Industries, Inc.	31,213
		64,678
	Banks – 7.5%
989	Associated Banc-Corp.	20,907
748	BancorpSouth Bank	21,722
268	Bank of Hawaii Corp.	22,220
729	Bank OZK	21,936
633	BankUnited, Inc.	21,357
259	BOK Financial Corp.	19,549
623	Cathay General Bancorp	22,372
513	Chemical Financial Corp.	21,089
440	CIT Group, Inc.	23,118
647	Columbia Banking System, Inc.	23,408
364	Commerce Bancshares, Inc.	21,716
353	Community Bank System, Inc.	23,242
218	Cullen/Frost Bankers, Inc.	20,418
1,003	CVB Financial Corp.	21,093
440	East West Bancorp, Inc.	20,579
51	First Citizens BancShares, Inc., Class A	22,964
732	First Financial Bankshares, Inc.	22,538
812	First Hawaiian, Inc.	21,006
1,513	First Horizon National Corp.	22,589
1,992	FNB Corp.	23,446
1,364	Fulton Financial Corp.	22,329
527	Glacier Bancorp, Inc.	21,370
523	Hancock Whitney Corp.	20,951
1,202	Home BancShares, Inc.	23,151
295	IBERIABANK Corp.	22,376
1,782	Investors Bancorp, Inc.	19,869
1,288	Old National Bancorp	21,368
Shares	Description	Value

	Banks (Continued)
562	PacWest Bancorp	$21,822
1,287	People’s United Financial, Inc.	21,596
386	Pinnacle Financial Partners, Inc.	22,187
405	Popular, Inc.	21,967
306	Prosperity Bancshares, Inc.	20,211
165	Signature Bank	19,939
1,134	Sterling Bancorp	24,132
616	Synovus Financial Corp.	21,560
330	UMB Financial Corp.	21,721
1,282	Umpqua Holdings Corp.	21,268
583	United Bankshares, Inc.	21,624
2,208	Valley National Bancorp	23,802
417	Webster Financial Corp.	19,920
313	Wintrust Financial Corp.	22,899
465	Zions Bancorp N.A.	21,381
		914,712
	Building Products – 1.7%
329	Allegion PLC	36,371
560	AO Smith Corp.	26,410
376	Armstrong World Industries, Inc.	36,547
700	Fortune Brands Home & Security, Inc.	39,991
633	Owens Corning	36,840
504	Simpson Manufacturing Co., Inc.	33,496
		209,655
	Capital Markets – 2.7%
197	Affiliated Managers Group, Inc.	18,152
524	Eaton Vance Corp.	22,600
232	Evercore, Inc., Class A	20,548
135	FactSet Research Systems, Inc.	38,686
721	Federated Investors, Inc., Class B	23,432
1,095	Invesco, Ltd.	22,404
584	Lazard Ltd., Class A	20,084
303	LPL Financial Holdings, Inc.	24,716
86	MarketAxess Holdings, Inc.	27,642
266	Morningstar, Inc.	38,474
404	SEI Investments Co.	22,664
400	Stifel Financial Corp.	23,624
889	Virtu Financial, Inc., Class A	19,362
		322,388
	Chemicals – 2.8%
291	Albemarle Corp.	20,489
306	Ashland Global Holdings, Inc.	24,471
258	Balchem Corp.	25,792
574	Cabot Corp.	27,386
644	Chemours (The) Co.	15,456
1,063	Huntsman Corp.	21,728
55	NewMarket Corp.	22,052
1,033	Olin Corp.	22,633
119	Quaker Chemical Corp.	24,143
412	RPM International, Inc.	25,177
304	Scotts Miracle-Gro (The) Co.	29,944
353	Sensient Technologies Corp.	25,938

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,795	Valvoline, Inc.	$35,056
306	WR Grace & Co.	23,290
		343,555
	Commercial Services & Supplies – 2.3%
4,671	ADT, Inc.	28,586
396	Brink’s (The) Co.	32,147
3,644	Healthcare Services Group, Inc.	110,486
654	IAA, Inc. (a)	25,362
654	KAR Auction Services, Inc.	16,350
289	MSA Safety, Inc.	30,458
501	Tetra Tech, Inc.	39,354
		282,743
	Communications Equipment – 0.7%
616	Ubiquiti Networks, Inc.	81,004
	Construction & Engineering – 1.0%
408	EMCOR Group, Inc.	35,945
812	Fluor Corp.	27,356
791	Quanta Services, Inc.	30,208
229	Valmont Industries, Inc.	29,040
		122,549
	Construction Materials – 0.3%
354	Eagle Materials, Inc.	32,816
	Consumer Finance – 1.0%
244	FirstCash, Inc.	24,405
1,825	Navient Corp.	24,911
666	OneMain Holdings, Inc.	22,518
1,000	Santander Consumer USA Holdings, Inc.	23,960
2,131	SLM Corp.	20,713
		116,507
	Containers & Packaging – 1.8%
280	AptarGroup, Inc.	34,815
2,363	Graphic Packaging Holding Co.	33,035
1,573	Owens-Illinois, Inc.	27,166
300	Packaging Corp. of America	28,596
648	Sealed Air Corp.	27,721
1,007	Silgan Holdings, Inc.	30,814
485	Sonoco Products Co.	31,690
		213,837
	Distributors – 0.3%
202	Pool Corp.	38,582
	Diversified Consumer Services – 0.9%
49	Graham Holdings Co., Class B	33,811
1,402	H&R Block, Inc.	41,079
Shares	Description	Value

	Diversified Consumer Services (Continued)
836	Service Corp. International	$39,108
		113,998
	Diversified Financial Services – 0.5%
1,773	Jefferies Financial Group, Inc.	34,095
423	Voya Financial, Inc.	23,392
		57,487
	Electric Utilities – 1.1%
223	ALLETE, Inc.	18,556
449	Hawaiian Electric Industries, Inc.	19,554
184	IDACORP, Inc.	18,479
769	OGE Energy Corp.	32,729
387	PNM Resources, Inc.	19,702
353	Portland General Electric Co.	19,122
		128,142
	Electrical Equipment – 1.3%
248	Acuity Brands, Inc.	34,202
458	EnerSys	31,373
2,337	GrafTech International Ltd.	26,876
253	Hubbell, Inc.	32,991
365	Regal Beloit Corp.	29,824
		155,266
	Electronic Equipment, Instruments & Components – 2.8%
688	Avnet, Inc.	31,146
1,721	AVX Corp.	28,569
587	Cognex Corp.	28,164
533	Dolby Laboratories, Inc., Class A	34,432
627	FLIR Systems, Inc.	33,921
1,122	Jabil, Inc.	35,455
164	Littelfuse, Inc.	29,013
673	National Instruments Corp.	28,259
966	SYNNEX Corp.	95,054
		344,013
	Energy Equipment & Services – 0.7%
481	Core Laboratories N.V.	25,147
597	Helmerich & Payne, Inc.	30,220
2,366	Patterson-UTI Energy, Inc.	27,232
		82,599
	Entertainment – 0.5%
839	Cinemark Holdings, Inc.	30,288
387	World Wrestling Entertainment, Inc., Class A	27,945
		58,233
	Food & Staples Retailing – 0.3%
261	Casey’s General Stores, Inc.	40,713

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 1.7%
628	Bunge Ltd.	$34,986
1,562	Flowers Foods, Inc.	36,348
352	Ingredion, Inc.	29,036
210	J&J Snack Foods Corp.	33,799
213	Lancaster Colony Corp.	31,652
253	Sanderson Farms, Inc.	34,550
		200,371
	Gas Utilities – 0.8%
300	National Fuel Gas Co.	15,825
368	New Jersey Resources Corp.	18,316
206	ONE Gas, Inc.	18,602
223	Southwest Gas Holdings, Inc.	19,985
223	Spire, Inc.	18,714
		91,442
	Health Care Equipment & Supplies – 3.3%
1,797	Cantel Medical Corp.	144,910
1,136	Hill-Rom Holdings, Inc.	118,848
1,091	West Pharmaceutical Services, Inc.	136,539
		400,297
	Health Care Providers & Services – 2.2%
376	Chemed Corp.	135,676
2,059	Encompass Health Corp.	130,458
		266,134
	Hotels, Restaurants & Leisure – 4.1%
1,136	Aramark	40,964
1,227	Boyd Gaming Corp.	33,055
432	Choice Hotels International, Inc.	37,588
372	Churchill Downs, Inc.	42,806
208	Cracker Barrel Old Country Store, Inc.	35,512
447	Dunkin’ Brands Group, Inc.	35,608
462	Hyatt Hotels Corp., Class A	35,172
359	Marriott Vacations Worldwide Corp.	34,608
680	Six Flags Entertainment Corp.	33,782
540	Texas Roadhouse, Inc.	28,982
154	Vail Resorts, Inc.	34,370
1,876	Wendy’s (The) Co.	36,732
829	Wyndham Destinations, Inc.	36,393
671	Wyndham Hotels & Resorts, Inc.	37,402
		502,974
	Household Durables – 1.1%
789	Leggett & Platt, Inc.	30,274
1,191	PulteGroup, Inc.	37,660
920	Toll Brothers, Inc.	33,690
Shares	Description	Value

	Household Durables (Continued)
251	Whirlpool Corp.	$35,732
		137,356
	Household Products – 0.5%
741	Energizer Holdings, Inc.	28,632
608	Spectrum Brands Holdings, Inc.	32,692
		61,324
	Independent Power and Renewable Electricity Producers – 0.2%
332	Ormat Technologies, Inc.	21,045
	Industrial Conglomerates – 0.3%
243	Carlisle Cos., Inc.	34,120
	Insurance – 4.2%
782	American Equity Investment Life Holding Co.	21,239
220	American Financial Group, Inc.	22,543
175	American National Insurance Co.	20,382
223	Assurant, Inc.	23,723
475	Assured Guaranty Ltd.	19,988
386	Axis Capital Holdings Ltd.	23,025
717	Brown & Brown, Inc.	24,020
1,305	CNO Financial Group, Inc.	21,767
118	Erie Indemnity Co., Class A	30,005
98	Everest Re Group Ltd.	24,224
410	First American Financial Corp.	22,017
185	Hanover Insurance Group (The), Inc.	23,736
277	Kemper Corp.	23,902
422	Mercury General Corp.	26,375
890	National General Holdings Corp.	20,417
1,011	Old Republic International Corp.	22,626
173	Primerica, Inc.	20,751
147	RenaissanceRe Holdings Ltd.	26,167
294	RLI Corp.	25,199
334	Selective Insurance Group, Inc.	25,013
625	Unum Group	20,969
23	White Mountains Insurance Group Ltd.	23,494
		511,582
	IT Services – 4.0%
513	Booz Allen Hamilton Holding Corp.	33,966
848	Genpact Ltd.	32,300
1,438	Leidos Holdings, Inc.	114,824
420	MAXIMUS, Inc.	30,467
4,559	Perspecta, Inc.	106,726
1,569	Sabre Corp.	34,832
1,198	Science Applications International Corp.	103,699

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,143	Western Union (The) Co.	$22,734
		479,548
	Leisure Products – 0.6%
662	Brunswick Corp.	30,379
395	Polaris Industries, Inc.	36,036
		66,415
	Life Sciences Tools & Services – 2.3%
606	Bio-Techne Corp.	126,345
3,128	Bruker Corp.	156,244
		282,589
	Machinery – 4.7%
429	AGCO Corp.	33,277
664	Allison Transmission Holdings, Inc.	30,776
581	Barnes Group, Inc.	32,733
353	Crane Co.	29,454
596	Donaldson Co., Inc.	30,313
661	Flowserve Corp.	34,828
603	Graco, Inc.	30,259
808	Hillenbrand, Inc.	31,973
515	ITT, Inc.	33,722
812	Kennametal, Inc.	30,036
356	Lincoln Electric Holdings, Inc.	29,306
225	Nordson Corp.	31,795
397	Oshkosh Corp.	33,145
684	Timken (The) Co.	35,117
434	Toro (The) Co.	29,035
1,374	Trinity Industries, Inc.	28,510
405	Wabtec Corp.	29,063
314	Woodward, Inc.	35,532
		568,874
	Media – 1.5%
34	Cable One, Inc.	39,814
1,597	Interpublic Group of (The) Cos., Inc.	36,076
1,022	New York Times (The) Co., Class A	33,338
2,698	News Corp., Class A	36,396
310	Nexstar Media Group, Inc., Class A	31,310
		176,934
	Metals & Mining – 1.0%
2,393	Cleveland-Cliffs, Inc.	25,533
265	Reliance Steel & Aluminum Co.	25,074
263	Royal Gold, Inc.	26,955
678	Steel Dynamics, Inc.	20,476
1,228	United States Steel Corp.	18,801
		116,839
Shares	Description	Value

	Multiline Retail – 0.4%
1,397	Macy’s, Inc.	$29,980
757	Nordstrom, Inc.	24,118
		54,098
	Multi-Utilities – 0.7%
451	Avista Corp.	20,114
247	Black Hills Corp.	19,308
1,156	MDU Resources Group, Inc.	29,825
260	NorthWestern Corp.	18,759
		88,006
	Oil, Gas & Consumable Fuels – 1.9%
474	Cimarex Energy Co.	28,122
805	CVR Energy, Inc.	40,242
911	Delek US Holdings, Inc.	36,914
1,599	EQT Corp.	25,280
1,132	Murphy Oil Corp.	27,904
1,065	PBF Energy, Inc., Class A	33,334
845	Peabody Energy Corp.	20,365
2,951	Range Resources Corp.	20,598
		232,759
	Paper & Forest Products – 0.4%
481	Domtar Corp.	21,419
1,224	Louisiana-Pacific Corp.	32,093
		53,512
	Personal Products – 0.6%
2,897	Coty, Inc., Class A	38,820
696	Nu Skin Enterprises, Inc., Class A	34,327
		73,147
	Pharmaceuticals – 1.0%
2,496	Perrigo Co. PLC	118,859
	Professional Services – 1.0%
517	Exponent, Inc.	30,265
241	Insperity, Inc.	29,436
361	ManpowerGroup, Inc.	34,873
458	Robert Half International, Inc.	26,110
		120,684
	Real Estate Management & Development – 0.3%
137	Jones Lang LaSalle, Inc.	19,274
987	Kennedy-Wilson Holdings, Inc.	20,303
		39,577
	Road & Rail – 0.7%
913	Knight-Swift Transportation Holdings, Inc.	29,983
273	Landstar System, Inc.	29,481
481	Ryder System, Inc.	28,042
		87,506

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 5.3%
823	Cabot Microelectronics Corp.	$90,596
6,179	Cypress Semiconductor Corp.	137,421
2,583	Entegris, Inc.	96,397
991	MKS Instruments, Inc.	77,189
680	Monolithic Power Systems, Inc.	92,330
2,314	Teradyne, Inc.	110,864
195	Universal Display Corp.	36,672
		641,469
	Software – 3.7%
1,156	Blackbaud, Inc.	96,526
1,567	CDK Global, Inc.	77,472
1,065	j2 Global, Inc.	94,668
1,151	LogMeIn, Inc.	84,806
1,418	Pegasystems, Inc.	100,976
		454,448
	Specialty Retail – 1.9%
638	Aaron’s, Inc.	39,179
1,514	American Eagle Outfitters, Inc.	25,587
912	Dick’s Sporting Goods, Inc.	31,582
554	Foot Locker, Inc.	23,224
1,217	L Brands, Inc.	31,764
752	Penske Automotive Group, Inc.	35,570
596	Williams-Sonoma, Inc.	38,740
		225,646
	Technology Hardware, Storage & Peripherals – 0.3%
933	Xerox Corp.	33,038
	Textiles, Apparel & Luxury Goods – 1.7%
330	Carter’s, Inc.	32,188
320	Columbia Sportswear Co.	32,051
1,863	Hanesbrands, Inc.	32,081
273	PVH Corp.	25,837
257	Ralph Lauren Corp.	29,193
984	Steven Madden Ltd.	33,407
932	Wolverine World Wide, Inc.	25,667
		210,424
	Thrifts & Mortgage Finance – 0.3%
1,825	New York Community Bancorp, Inc.	18,214
1,018	Radian Group, Inc.	23,261
		41,475
	Trading Companies & Distributors – 1.3%
869	Air Lease Corp.	35,925
391	GATX Corp.	31,002
Shares	Description	Value

	Trading Companies & Distributors (Continued)
361	MSC Industrial Direct Co., Inc., Class A	$26,808
960	Triton International Ltd.	31,450
208	Watsco, Inc.	34,014
		159,199
	Transportation Infrastructure – 0.2%
724	Macquarie Infrastructure Corp.	29,351
	Water Utilities – 0.2%
503	Aqua America, Inc.	20,809
	Wireless Telecommunication Services – 0.4%
1,526	Telephone & Data Systems, Inc.	46,390
	Total Common Stocks	10,742,286
	(Cost $10,972,350)
REAL ESTATE INVESTMENT TRUSTS – 11.2%
	Equity Real Estate Investment Trusts – 10.2%
444	American Campus Communities, Inc.	20,495
931	American Homes 4 Rent, Class A	22,633
692	Americold Realty Trust	22,435
420	Apartment Investment & Management Co., Class A	21,050
1,298	Apple Hospitality REIT, Inc.	20,586
1,332	Brandywine Realty Trust	19,074
1,151	Brixmor Property Group, Inc.	20,580
3,970	Colony Capital, Inc.	19,850
938	Columbia Property Trust, Inc.	19,454
197	CoreSite Realty Corp.	22,689
774	Corporate Office Properties Trust	20,410
546	Cousins Properties, Inc.	19,749
659	CubeSmart	22,037
403	CyrusOne, Inc.	23,261
523	Douglas Emmett, Inc.	20,836
189	EastGroup Properties, Inc.	21,920
1,339	Empire State Realty Trust, Inc., Class A	19,831
275	EPR Properties	20,512
597	First Industrial Realty Trust, Inc.	21,934
548	Gaming and Leisure Properties, Inc.	21,361
1,100	GEO Group (The), Inc.	23,111
659	Healthcare Realty Trust, Inc.	20,640
739	Healthcare Trust of America, Inc., Class A	20,271
451	Highwoods Properties, Inc.	18,626
803	Hospitality Properties Trust	20,075
614	Hudson Pacific Properties, Inc.	20,428
511	JBG SMITH Properties	20,103
278	Kilroy Realty Corp.	20,519

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,142	Kimco Realty Corp.	$21,104
266	Lamar Advertising Co., Class A	21,469
436	Liberty Property Trust	21,817
217	Life Storage, Inc.	20,632
487	Macerich (The) Co.	16,310
1,141	Medical Properties Trust, Inc.	19,899
269	National Health Investors, Inc.	20,990
381	National Retail Properties, Inc.	20,197
554	Omega Healthcare Investors, Inc.	20,360
903	Outfront Media, Inc.	23,288
1,490	Paramount Group, Inc.	20,875
681	Park Hotels & Resorts, Inc.	18,768
681	Pebblebrook Hotel Trust	19,191
1,123	Physicians Realty Trust	19,585
135	PS Business Parks, Inc.	22,752
671	Rayonier, Inc.	20,331
1,733	Retail Properties of America, Inc.	20,380
590	Rexford Industrial Realty, Inc.	23,818
1,202	RLJ Lodging Trust	21,324
257	Ryman Hospitality Properties, Inc.	20,840
1,086	Sabra Health Care REIT, Inc.	21,383
1,793	Senior Housing Properties Trust	14,828
235	SL Green Realty Corp.	18,887
532	Spirit Realty Capital, Inc.	22,695
713	STAG Industrial, Inc.	21,561
630	STORE Capital Corp.	20,910
1,469	Sunstone Hotel Investors, Inc.	20,140
399	Taubman Centers, Inc.	16,291
1,887	Uniti Group, Inc.	17,927
2,523	VEREIT, Inc.	22,732
965	VICI Properties, Inc.	21,269
719	Weingarten Realty Investors	19,715
		1,236,738
	Mortgage Real Estate Investment Trusts – 1.0%
611	Blackstone Mortgage Trust, Inc., Class A	21,739
1,128	Chimera Investment Corp.	21,285
2,905	MFA Financial, Inc.	20,858
1,251	New Residential Investment Corp.	19,253
945	Starwood Property Trust, Inc.	21,471
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
1,561	Two Harbors Investment Corp.	$19,778
		124,384
	Total Real Estate Investment Trusts	1,361,122
	(Cost $1,396,354)
	Total Investments – 99.8%	12,103,408
	(Cost $12,368,704) (b)
	Net Other Assets and Liabilities – 0.2%	28,195
	Net Assets – 100.0%	$12,131,603

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $693,721 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $959,017. The net unrealized depreciation was $265,296.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,742,286	$ 10,742,286	$ —	$ —
Real Estate Investment Trusts*	1,361,122	1,361,122	—	—
Total Investments	$ 12,103,408	$ 12,103,408	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.3%
	Aerospace & Defense – 0.6%
491	AAR Corp.	$18,064
284	Cubic Corp.	18,312
		36,376
	Air Freight & Logistics – 0.2%
246	Forward Air Corp.	14,551
	Airlines – 0.6%
128	Allegiant Travel Co.	18,368
630	Hawaiian Holdings, Inc.	17,281
		35,649
	Auto Components – 1.7%
1,239	Adient PLC	30,071
537	Cooper Tire & Rubber Co.	16,942
905	Dana, Inc.	18,046
209	LCI Industries	18,810
327	Standard Motor Products, Inc.	14,826
727	Tenneco, Inc., Class A	8,062
		106,757
	Automobiles – 0.3%
515	Winnebago Industries, Inc.	19,905
	Banks – 8.8%
229	1st Source Corp.	10,626
300	Ameris Bancorp	11,757
318	Atlantic Union Bankshares Corp.	11,235
197	BancFirst Corp.	10,965
190	Banner Corp.	10,288
378	Berkshire Hills Bancorp, Inc.	11,865
939	Boston Private Financial Holdings, Inc.	11,334
715	Brookline Bancorp, Inc.	10,997
555	Cadence BanCorp	11,544
432	CenterState Bank Corp.	9,949
135	City Holding Co.	10,295
253	Enterprise Financial Services Corp.	10,525
324	FB Financial Corp.	11,858
296	First Bancorp	10,780
901	First BanCorp	9,947
423	First Busey Corp.	11,171
817	First Commonwealth Financial Corp.	11,005
429	First Financial Bancorp	10,390
259	First Interstate BancSystem, Inc., Class A	10,259
279	First Merchants Corp.	10,574
503	First Midwest Bancorp, Inc.	10,296
326	Great Western Bancorp, Inc.	11,645
241	Heartland Financial USA, Inc.	10,780
342	Heritage Financial Corp.	10,103
564	Hilltop Holdings, Inc.	11,996
787	Hope Bancorp, Inc.	10,845
127	Independent Bank Corp.	9,671
Shares	Description	Value

	Banks (Continued)
201	Independent Bank Group, Inc.	$11,047
271	International Bancshares Corp.	10,219
228	Lakeland Financial Corp.	10,677
275	LegacyTexas Financial Group, Inc.	11,195
310	National Bank Holdings Corp., Class A	11,253
286	NBT Bancorp, Inc.	10,728
520	OFG Bancorp	12,360
388	Pacific Premier Bancorp, Inc.	11,981
109	Park National Corp.	10,834
304	Renasant Corp.	10,926
260	S&T Bancorp, Inc.	9,745
329	Sandy Spring Bancorp, Inc.	11,476
305	ServisFirst Bancshares, Inc.	10,449
422	Simmons First National Corp., Class A	9,816
151	South State Corp.	11,124
310	Southside Bancshares, Inc.	10,038
135	Tompkins Financial Corp.	11,016
417	Towne Bank/Portsmouth VA	11,376
262	TriCo Bancshares	9,904
306	Trustmark Corp.	10,175
414	United Community Banks, Inc.	11,824
426	Veritex Holdings, Inc.	11,055
259	WesBanco, Inc.	9,984
167	Westamerica Bancorporation	10,289
		552,191
	Beverages – 0.5%
56	Coca-Cola Bottling Co. Consolidated	16,758
208	MGP Ingredients, Inc.	13,792
		30,550
	Building Products – 1.2%
345	AAON, Inc.	17,312
621	Advanced Drainage Systems, Inc.	20,363
425	Apogee Enterprises, Inc.	18,462
534	Universal Forest Products, Inc.	20,324
		76,461
	Capital Markets – 2.1%
410	Artisan Partners Asset Management, Inc., Class A	11,283
535	Bain Capital Specialty Finance, Inc.	9,962
1,939	BGC Partners, Inc., Class A	10,141
244	Cohen & Steers, Inc.	12,551
236	Hamilton Lane, Inc., Class A	13,466
225	Houlihan Lokey, Inc.	10,019
376	Legg Mason, Inc.	14,393
247	Moelis & Co., Class A	8,633
141	Piper Jaffray Cos.	10,472
246	PJT Partners, Inc., Class A	9,968

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
597	Waddell & Reed Financial, Inc., Class A	$9,952
1,458	WisdomTree Investments, Inc.	8,996
		129,836
	Chemicals – 1.6%
130	Chase Corp.	13,993
248	HB Fuller Co.	11,507
144	Innospec, Inc.	13,139
859	Kronos Worldwide, Inc.	13,160
205	Minerals Technologies, Inc.	10,970
411	PolyOne Corp.	12,901
138	Stepan Co.	12,684
266	Trinseo S.A.	11,262
		99,616
	Commercial Services & Supplies – 4.9%
439	ABM Industries, Inc.	17,560
1,876	ACCO Brands Corp.	14,764
344	Brady Corp., Class A	16,966
921	Covanta Holding Corp.	16,495
365	Deluxe Corp.	14,841
456	Herman Miller, Inc.	20,383
442	HNI Corp.	15,638
1,048	Interface, Inc.	16,066
849	Knoll, Inc.	19,510
447	Matthews International Corp., Class A	15,578
282	McGrath RentCorp	17,526
470	Mobile Mini, Inc.	14,302
6,844	Pitney Bowes, Inc.	29,292
1,104	Steelcase, Inc., Class A	18,879
104	UniFirst Corp.	19,611
285	US Ecology, Inc.	16,969
294	Viad Corp.	19,475
		303,855
	Communications Equipment – 1.3%
713	InterDigital, Inc.	45,917
1,020	Plantronics, Inc.	37,781
		83,698
	Construction & Engineering – 0.8%
304	Comfort Systems USA, Inc.	15,501
370	Granite Construction, Inc.	17,827
771	Primoris Services Corp.	16,137
		49,465
	Consumer Finance – 0.2%
187	Nelnet, Inc., Class A	11,074
Shares	Description	Value

	Containers & Packaging – 0.2%
387	Greif, Inc., Class A	$12,597
	Distributors – 0.3%
445	Core-Mark Holding Co., Inc.	17,675
	Diversified Consumer Services – 0.5%
1,308	FGL Holdings	10,987
126	Strategic Education, Inc.	22,428
		33,415
	Diversified Telecommunication Services – 1.4%
623	ATN International, Inc.	35,966
867	Cogent Communications Holdings, Inc.	51,465
		87,431
	Electric Utilities – 0.7%
219	El Paso Electric Co.	14,323
190	MGE Energy, Inc.	13,885
320	Otter Tail Corp.	16,899
		45,107
	Electrical Equipment – 0.6%
390	AZZ, Inc.	17,948
279	Encore Wire Corp.	16,344
		34,292
	Electronic Equipment, Instruments & Components – 1.8%
287	Badger Meter, Inc.	17,131
297	Belden, Inc.	17,692
609	Benchmark Electronics, Inc.	15,298
543	CTS Corp.	14,976
940	KEMET Corp.	17,682
554	Methode Electronics, Inc.	15,828
864	Vishay Intertechnology, Inc.	14,273
		112,880
	Energy Equipment & Services – 2.6%
3,908	Archrock, Inc.	41,425
2,484	Liberty Oilfield Services, Inc., Class A	40,191
2,296	Mammoth Energy Services, Inc.	15,796
11,111	Nabors Industries Ltd.	32,222
3,350	RPC, Inc.	24,154
696	US Silica Holdings, Inc.	8,902
		162,690
	Food & Staples Retailing – 0.7%
498	Andersons (The), Inc.	13,565
281	PriceSmart, Inc.	14,365

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
405	Weis Markets, Inc.	$14,746
		42,676
	Food Products – 1.3%
657	B&G Foods, Inc.	13,666
191	Calavo Growers, Inc.	18,477
360	Cal-Maine Foods, Inc.	15,019
594	Fresh Del Monte Produce, Inc.	16,008
431	Tootsie Roll Industries, Inc.	15,917
		79,087
	Gas Utilities – 0.7%
141	Chesapeake Utilities Corp.	13,398
196	Northwest Natural Holding Co.	13,622
402	South Jersey Industries, Inc.	13,559
		40,579
	Health Care Equipment & Supplies – 4.4%
156	Atrion Corp.	133,027
1,643	CONMED Corp.	140,592
		273,619
	Health Care Providers & Services – 9.6%
2,669	Ensign Group (The), Inc.	151,919
1,801	National HealthCare Corp.	146,151
6,254	Patterson Cos., Inc.	143,217
1,301	US Physical Therapy, Inc.	159,464
		600,751
	Hotels, Restaurants & Leisure – 2.8%
350	BJ’s Restaurants, Inc.	15,379
809	Bloomin’ Brands, Inc.	15,298
373	Brinker International, Inc.	14,678
338	Cheesecake Factory (The), Inc.	14,777
332	Dave & Buster’s Entertainment, Inc.	13,436
181	Dine Brands Global, Inc.	17,280
379	International Speedway Corp., Class A	17,013
204	Jack in the Box, Inc.	16,604
312	Papa John’s International, Inc.	13,953
640	Red Rock Resorts, Inc., Class A	13,747
217	Wingstop, Inc.	20,561
		172,726
	Household Durables – 1.0%
664	KB Home	17,085
487	La-Z-Boy, Inc.	14,931
553	MDC Holdings, Inc.	18,127
628	Tupperware Brands Corp.	11,951
		62,094
Shares	Description	Value

	Household Products – 0.2%
95	WD-40 Co.	$15,109
	Independent Power and Renewable Electricity Producers – 0.6%
681	Clearway Energy, Inc., Class C	11,482
586	Pattern Energy Group, Inc., Class A	13,531
941	TerraForm Power, Inc., Class A	13,456
		38,469
	Industrial Conglomerates – 0.2%
416	Raven Industries, Inc.	14,926
	Insurance – 2.3%
173	AMERISAFE, Inc.	11,032
146	Argo Group International Holdings Ltd.	10,811
257	Employers Holdings, Inc.	10,864
164	FBL Financial Group, Inc., Class A	10,463
292	Horace Mann Educators Corp.	11,765
257	James River Group Holdings, Ltd.	12,053
150	Kinsale Capital Group, Inc.	13,722
39	National Western Life Group, Inc., Class A	10,023
298	ProAssurance Corp.	10,761
118	Safety Insurance Group, Inc.	11,225
313	State Auto Financial Corp.	10,955
236	United Fire Group, Inc.	11,437
332	Universal Insurance Holdings, Inc.	9,263
		144,374
	Internet & Direct Marketing Retail – 0.6%
1,008	Shutterstock, Inc.	39,503
	IT Services – 3.5%
1,112	CSG Systems International, Inc.	54,299
574	EVERTEC, Inc.	18,770
836	KBR, Inc.	20,850
295	ManTech International Corp., Class A	19,426
2,751	NIC, Inc.	44,126
3,177	Presidio, Inc.	43,429
440	TTEC Holdings, Inc.	20,500
		221,400
	Leisure Products – 0.8%
694	Acushnet Holdings Corp.	18,225
1,008	Callaway Golf Co.	17,297
303	Sturm Ruger & Co., Inc.	16,507
		52,029

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 2.0%
5,939	Luminex Corp.	$122,581
	Machinery – 5.0%
656	Actuant Corp., Class A	16,275
160	Alamo Group, Inc.	15,989
223	Albany International Corp., Class A	18,489
514	Altra Industrial Motion Corp.	18,442
247	EnPro Industries, Inc.	15,768
238	ESCO Technologies, Inc.	19,664
614	Federal Signal Corp.	16,425
312	Franklin Electric Co., Inc.	14,820
495	Greenbrier (The) Cos., Inc.	15,048
343	Helios Technologies, Inc.	15,919
174	John Bean Technologies Corp.	21,077
181	Kadant, Inc.	16,437
165	Lindsay Corp.	13,565
509	Mueller Industries, Inc.	14,898
1,589	Mueller Water Products, Inc., Class A	15,604
217	Standex International Corp.	15,871
257	Tennant Co.	15,728
496	Terex Corp.	15,574
197	Watts Water Technologies, Inc., Class A	18,356
		313,949
	Marine – 0.3%
442	Matson, Inc.	17,172
	Media – 2.3%
1,302	Emerald Expositions Events, Inc.	14,517
3,150	Entercom Communications Corp., Class A	18,270
787	EW Scripps (The) Co., Class A	12,033
1,569	Gannett Co., Inc.	12,803
374	John Wiley & Sons, Inc., Class A	17,152
299	Meredith Corp.	16,463
416	Scholastic Corp.	13,828
430	Sinclair Broadcast Group, Inc., Class A	23,061
1,173	TEGNA, Inc.	17,771
		145,898
	Metals & Mining – 1.6%
263	Carpenter Technology Corp.	12,619
705	Commercial Metals Co.	12,584
221	Compass Minerals International, Inc.	12,144
5,251	Hecla Mining Co.	9,452
115	Kaiser Aluminum Corp.	11,225
211	Materion Corp.	14,308
457	Warrior Met Coal, Inc.	11,937
Shares	Description	Value

	Metals & Mining (Continued)
323	Worthington Industries, Inc.	$13,004
		97,273
	Multiline Retail – 0.4%
435	Big Lots, Inc.	12,445
230	Dillard’s, Inc., Class A	14,325
		26,770
	Oil, Gas & Consumable Fuels – 2.6%
132	Arch Coal, Inc., Class A	12,436
3,312	Berry Petroleum Corp.	35,107
6,135	Kosmos Energy, Ltd.	38,466
2,593	SemGroup Corp., Class A	31,116
2,185	SM Energy Co.	27,356
552	World Fuel Services Corp.	19,850
		164,331
	Paper & Forest Products – 0.6%
596	Boise Cascade Co.	16,753
187	Neenah, Inc.	12,632
311	Schweitzer-Mauduit International, Inc.	10,319
		39,704
	Personal Products – 0.5%
212	Inter Parfums, Inc.	14,096
126	Medifast, Inc.	16,166
		30,262
	Professional Services – 0.8%
210	ICF International, Inc.	15,288
356	Korn Ferry	14,265
819	Navigant Consulting, Inc.	18,992
		48,545
	Real Estate Management & Development – 0.2%
906	Realogy Holdings Corp.	6,559
169	RMR Group (The), Inc., Class A	7,940
		14,499
	Road & Rail – 1.2%
518	ArcBest Corp.	14,561
827	Heartland Express, Inc.	14,944
895	Marten Transport Ltd.	16,244
758	Schneider National, Inc., Class B	13,826
525	Werner Enterprises, Inc.	16,317
		75,892
	Semiconductors & Semiconductor Equipment – 2.5%
1,603	Brooks Automation, Inc.	62,116
672	Power Integrations, Inc.	53,881

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,009	Xperi Corp.	$41,365
		157,362
	Software – 2.1%
952	Ebix, Inc.	47,809
1,060	Progress Software Corp.	46,237
5,045	TiVo Corp.	37,182
		131,228
	Specialty Retail – 2.4%
603	Abercrombie & Fitch Co., Class A	9,672
973	Bed Bath & Beyond, Inc.	11,306
670	Caleres, Inc.	13,346
170	Children’s Place (The), Inc.	16,215
1,627	GameStop Corp., Class A	8,900
256	Group 1 Automotive, Inc.	20,964
844	Guess?, Inc.	13,631
178	Lithia Motors, Inc., Class A	21,143
191	Monro, Inc.	16,292
4,569	Office Depot, Inc.	9,412
609	Signet Jewelers Ltd.	10,889
		151,770
	Textiles, Apparel & Luxury Goods – 0.3%
213	Oxford Industries, Inc.	16,145
	Thrifts & Mortgage Finance – 1.8%
774	Capitol Federal Financial, Inc.	10,658
313	Flagstar Bancorp, Inc.	10,373
802	Kearny Financial Corp.	10,659
523	Meta Financial Group, Inc.	14,670
607	Northwest Bancshares, Inc.	10,689
429	OceanFirst Financial Corp.	10,661
399	Provident Financial Services, Inc.	9,676
202	Walker & Dunlop, Inc.	10,748
356	Washington Federal, Inc.	12,435
267	WSFS Financial Corp.	11,027
		111,596
	Tobacco – 0.5%
279	Universal Corp.	16,955
1,488	Vector Group Ltd.	14,508
		31,463
	Trading Companies & Distributors – 1.3%
788	Aircastle, Ltd.	16,753
268	Applied Industrial Technologies, Inc.	16,490
635	H&E Equipment Services, Inc.	18,472
273	Kaman Corp.	17,388
Shares	Description	Value

	Trading Companies & Distributors (Continued)
381	Rush Enterprises, Inc., Class A	$13,914
		83,017
	Water Utilities – 0.8%
181	American States Water Co.	13,618
238	California Water Service Group	12,050
230	Middlesex Water Co.	13,628
209	SJW Group	12,701
		51,997
	Wireless Telecommunication Services – 0.5%
792	Shenandoah Telecommunications Co.	30,508
	Total Common Stocks	5,715,375
	(Cost $5,800,795)
REAL ESTATE INVESTMENT TRUSTS – 8.3%
	Equity Real Estate Investment Trusts – 6.5%
379	Acadia Realty Trust	10,373
148	Agree Realty Corp.	9,479
406	Alexander & Baldwin, Inc.	9,379
27	Alexander’s, Inc.	9,998
225	American Assets Trust, Inc.	10,602
440	CareTrust REIT, Inc.	10,463
535	Chatham Lodging Trust	10,095
370	Chesapeake Lodging Trust	10,515
529	CoreCivic, Inc.	10,982
951	DiamondRock Hospitality Co.	9,833
573	Easterly Government Properties, Inc.	10,377
348	Four Corners Property Trust, Inc.	9,511
321	Getty Realty Corp.	9,874
546	Global Net Lease, Inc.	10,713
403	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,357
954	Independence Realty Trust, Inc.	11,038
512	Industrial Logistics Properties Trust	10,660
644	Kite Realty Group Trust	9,744
1,137	Lexington Realty Trust	10,699
225	LTC Properties, Inc.	10,274
465	Mack-Cali Realty Corp.	10,830
781	Monmouth Real Estate Investment Corp.	10,583
361	National Storage Affiliates Trust	10,447
374	Office Properties Income Trust	9,825
495	Piedmont Office Realty Trust, Inc., Class A	9,865
272	PotlatchDeltic Corp.	10,603
229	QTS Realty Trust, Inc., Class A	10,575
594	Retail Opportunity Investments Corp.	10,175
857	RPT Realty	10,378

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
200	Saul Centers, Inc.	$11,226
232	Seritage Growth Properties	9,967
758	SITE Centers Corp.	10,036
902	Summit Hotel Properties, Inc.	10,346
492	Tanger Factory Outlet Centers, Inc.	7,975
245	Terreno Realty Corp.	12,015
136	Universal Health Realty Income Trust	11,550
542	Urban Edge Properties	9,393
1,828	Washington Prime Group, Inc.	6,983
364	Washington Real Estate Investment Trust	9,730
471	Xenia Hotels & Resorts, Inc.	9,820
		408,288
	Mortgage Real Estate Investment Trusts – 1.8%
567	Apollo Commercial Real Estate Finance, Inc.	10,427
796	Arbor Realty Trust, Inc.	9,648
527	ARMOUR Residential REIT, Inc.	9,823
658	Colony Credit Real Estate, Inc.	10,199
652	Invesco Mortgage Capital, Inc.	10,510
514	KKR Real Estate Finance Trust, Inc.	10,239
605	Ladder Capital Corp.	10,049
1,691	New York Mortgage Trust, Inc.	10,484
497	PennyMac Mortgage Investment Trust	10,850
639	Redwood Trust, Inc.	10,563
525	TPG RE Finance Trust, Inc.	10,127
		112,919
	Total Real Estate Investment Trusts	521,207
	(Cost $509,979)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
711	TCG BDC, Inc.	10,835
	(Cost $11,093)
	Total Investments – 99.8%	6,247,417
	(Cost $6,321,867) (a)
	Net Other Assets and Liabilities – 0.2%	13,902
	Net Assets – 100.0%	$6,261,319

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $511,175 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $585,625. The net unrealized depreciation was $74,450.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,715,375	$ 5,715,375	$ —	$ —
Real Estate Investment Trusts*	521,207	521,207	—	—
Common Stocks - Business Development Companies*	10,835	10,835	—	—
Total Investments	$ 6,247,417	$ 6,247,417	$—	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.0%
	Aerospace & Defense – 2.1%
190	General Dynamics Corp.	$34,546
133	Lockheed Martin Corp.	48,351
247	United Technologies Corp.	32,159
		115,056
	Air Freight & Logistics – 1.4%
363	CH Robinson Worldwide, Inc.	30,619
423	United Parcel Service, Inc., Class B	43,683
		74,302
	Airlines – 0.8%
766	Delta Air Lines, Inc.	43,470
	Automobiles – 1.0%
3,663	Ford Motor Co.	37,472
520	General Motors Co.	20,036
		57,508
	Banks – 3.7%
326	BB&T Corp.	16,016
191	Citigroup, Inc.	13,376
454	Citizens Financial Group, Inc.	16,053
182	Comerica, Inc.	13,221
558	Fifth Third Bancorp	15,568
1,462	Huntington Bancshares, Inc.	20,205
128	JPMorgan Chase & Co.	14,310
1,127	KeyCorp	20,004
68	M&T Bank Corp.	11,565
106	PNC Financial Services Group (The), Inc.	14,552
1,130	Regions Financial Corp.	16,882
269	US Bancorp	14,096
323	Wells Fargo & Co.	15,284
		201,132
	Beverages – 0.8%
336	Coca-Cola (The) Co.	17,109
218	Molson Coors Brewing Co., Class B	12,208
116	PepsiCo, Inc.	15,211
		44,528
	Biotechnology – 5.1%
1,569	AbbVie, Inc.	114,098
376	Amgen, Inc.	69,289
1,389	Gilead Sciences, Inc.	93,841
		277,228
	Building Products – 0.8%
1,090	Johnson Controls International PLC	45,028
	Capital Markets – 1.8%
97	Ameriprise Financial, Inc.	14,080
30	BlackRock, Inc.	14,079
396	Franklin Resources, Inc.	13,781
Shares	Description	Value

	Capital Markets (Continued)
474	KKR & Co., Inc., Class A	$11,978
286	Morgan Stanley	12,530
115	Northern Trust Corp.	10,350
187	State Street Corp.	10,483
127	T Rowe Price Group, Inc.	13,933
		101,214
	Chemicals – 1.3%
47	Air Products & Chemicals, Inc.	10,640
85	Celanese Corp.	9,163
275	CF Industries Holdings, Inc.	12,845
97	DuPont de Nemours, Inc.	7,282
157	Eastman Chemical Co.	12,219
217	LyondellBasell Industries N.V., Class A	18,690
		70,839
	Communications Equipment – 2.3%
1,104	Cisco Systems, Inc.	60,422
2,540	Juniper Networks, Inc.	67,640
		128,062
	Consumer Finance – 0.2%
340	Synchrony Financial	11,788
	Containers & Packaging – 1.4%
349	International Paper Co.	15,119
1,721	WestRock Co.	62,765
		77,884
	Distributors – 0.2%
110	Genuine Parts Co.	11,394
	Diversified Telecommunication Services – 2.2%
742	AT&T, Inc.	24,865
6,290	CenturyLink, Inc.	73,970
332	Verizon Communications, Inc.	18,967
		117,802
	Electric Utilities – 2.1%
150	Alliant Energy Corp.	7,362
90	American Electric Power Co., Inc.	7,921
110	Duke Energy Corp.	9,706
155	Edison International	10,449
96	Entergy Corp.	9,881
131	Evergy, Inc.	7,880
99	Eversource Energy	7,500
136	Exelon Corp.	6,520
205	FirstEnergy Corp.	8,776
76	Pinnacle West Capital Corp.	7,151
397	PPL Corp.	12,311
220	Southern (The) Co.	12,162

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
119	Xcel Energy, Inc.	$7,079
		114,698
	Electrical Equipment – 1.6%
593	Eaton Corp. PLC	49,385
595	Emerson Electric Co.	39,698
		89,083
	Electronic Equipment, Instruments & Components – 1.0%
1,647	Corning, Inc.	54,730
	Energy Equipment & Services – 0.7%
446	Baker Hughes a GE Co.	10,985
397	Halliburton Co.	9,028
499	Schlumberger Ltd.	19,830
		39,843
	Entertainment – 0.8%
1,532	Viacom, Inc., Class B	45,761
	Food & Staples Retailing – 1.8%
1,359	Kroger (The) Co.	29,504
508	Sysco Corp.	35,926
648	Walgreens Boots Alliance, Inc.	35,426
		100,856
	Food Products – 2.5%
343	Archer-Daniels-Midland Co.	13,994
453	Campbell Soup Co.	18,152
520	Conagra Brands, Inc.	13,790
344	General Mills, Inc.	18,067
101	Hershey (The) Co.	13,537
115	JM Smucker (The) Co.	13,247
317	Kellogg Co.	16,982
1,004	Kraft Heinz (The) Co.	31,164
		138,933
	Health Care Providers & Services – 4.0%
2,062	Cardinal Health, Inc.	97,120
1,038	CVS Health Corp.	56,561
639	Quest Diagnostics, Inc.	65,056
		218,737
	Hotels, Restaurants & Leisure – 5.1%
1,173	Carnival Corp.	54,603
295	Darden Restaurants, Inc.	35,911
1,226	Las Vegas Sands Corp.	72,444
182	McDonald’s Corp.	37,794
310	Royal Caribbean Cruises Ltd.	37,575
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
318	Wynn Resorts Ltd.	$39,429
		277,756
	Household Durables – 0.7%
134	Garmin Ltd.	10,693
1,840	Newell Brands, Inc.	28,373
		39,066
	Household Products – 1.0%
70	Clorox (The) Co.	10,718
168	Colgate-Palmolive Co.	12,040
124	Kimberly-Clark Corp.	16,527
125	Procter & Gamble (The) Co.	13,706
		52,991
	Independent Power and Renewable Electricity Producers – 0.1%
297	AES Corp.	4,978
	Industrial Conglomerates – 1.3%
183	3M Co.	31,721
3,725	General Electric Co.	39,113
		70,834
	Insurance – 2.9%
306	American International Group, Inc.	16,304
129	Cincinnati Financial Corp.	13,373
402	Fidelity National Financial, Inc.	16,201
206	Hartford Financial Services Group (The), Inc.	11,478
180	Lincoln National Corp.	11,601
411	MetLife, Inc.	20,414
375	Principal Financial Group, Inc.	21,720
215	Progressive (The) Corp.	17,185
194	Prudential Financial, Inc.	19,594
73	Travelers (The) Cos., Inc.	10,915
		158,785
	IT Services – 2.7%
769	International Business Machines Corp.	106,045
498	Paychex, Inc.	40,981
		147,026
	Leisure Products – 0.3%
167	Hasbro, Inc.	17,649
	Machinery – 2.8%
262	Caterpillar, Inc.	35,708
258	Cummins, Inc.	44,206
262	Illinois Tool Works, Inc.	39,512
207	Snap-on, Inc.	34,287
		153,713

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 1.0%
694	Omnicom Group, Inc.	$56,873
	Metals & Mining – 0.2%
175	Nucor Corp.	9,643
	Multiline Retail – 1.6%
778	Kohl’s Corp.	36,994
595	Target Corp.	51,533
		88,527
	Multi-Utilities – 1.3%
84	Ameren Corp.	6,309
291	Centerpoint Energy, Inc.	8,331
116	CMS Energy Corp.	6,718
98	Consolidated Edison, Inc.	8,593
142	Dominion Energy, Inc.	10,979
234	NiSource, Inc.	6,739
126	Public Service Enterprise Group, Inc.	7,411
56	Sempra Energy	7,697
88	WEC Energy Group, Inc.	7,337
		70,114
	Oil, Gas & Consumable Fuels – 4.5%
252	Anadarko Petroleum Corp.	17,781
394	Apache Corp.	11,414
142	Chevron Corp.	17,671
238	Exxon Mobil Corp.	18,238
257	HollyFrontier Corp.	11,894
946	Kinder Morgan, Inc.	19,753
252	Marathon Petroleum Corp.	14,082
336	Occidental Petroleum Corp.	16,894
324	ONEOK, Inc.	22,294
167	Phillips 66	15,621
998	Targa Resources Corp.	39,182
217	Valero Energy Corp.	18,577
804	Williams (The) Cos., Inc.	22,544
		245,945
	Pharmaceuticals – 4.9%
1,786	Bristol-Myers Squibb Co.	80,995
462	Johnson & Johnson	64,347
747	Merck & Co., Inc.	62,636
1,447	Pfizer, Inc.	62,684
		270,662
	Semiconductors & Semiconductor Equipment – 9.8%
213	Broadcom, Inc.	61,314
1,027	Intel Corp.	49,162
513	KLA-Tencor Corp.	60,637
335	Lam Research Corp.	62,926
1,552	Maxim Integrated Products, Inc.	92,841
1,859	QUALCOMM, Inc.	141,414
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
602	Texas Instruments, Inc.	$69,086
		537,380
	Specialty Retail – 1.4%
538	Best Buy Co., Inc.	37,515
2,135	Gap (The), Inc.	38,366
		75,881
	Technology Hardware, Storage & Peripherals – 6.7%
4,224	Hewlett Packard Enterprise Co.	63,149
3,733	HP, Inc.	77,609
2,679	Seagate Technology PLC	126,234
2,111	Western Digital Corp.	100,378
		367,370
	Textiles, Apparel & Luxury Goods – 0.6%
602	Tapestry, Inc.	19,101
128	VF Corp.	11,181
		30,282
	Tobacco – 0.8%
442	Altria Group, Inc.	20,928
275	Philip Morris International, Inc.	21,596
		42,524
	Trading Companies & Distributors – 0.7%
1,106	Fastenal Co.	36,045
	Total Common Stocks	4,933,920
	(Cost $5,027,654)
REAL ESTATE INVESTMENT TRUSTS – 9.6%
	Equity Real Estate Investment Trusts – 7.8%
65	AvalonBay Communities, Inc.	13,207
90	Boston Properties, Inc.	11,610
134	Camden Property Trust	13,988
118	Crown Castle International Corp.	15,381
129	Digital Realty Trust, Inc.	15,195
394	Duke Realty Corp.	12,454
171	Equity Residential	12,982
40	Essex Property Trust, Inc.	11,677
147	Extra Space Storage, Inc.	15,597
95	Federal Realty Investment Trust	12,232
670	HCP, Inc.	21,427
994	Host Hotels & Resorts, Inc.	18,111
846	Iron Mountain, Inc.	26,480
140	Mid-America Apartment Communities, Inc.	16,486
169	Prologis, Inc.	13,537
75	Public Storage	17,863
218	Realty Income Corp.	15,036

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
219	Regency Centers Corp.	$14,616
107	Simon Property Group, Inc.	17,094
91	Sun Communities, Inc.	11,665
281	UDR, Inc.	12,614
345	Ventas, Inc.	23,581
249	Vornado Realty Trust	15,961
256	Welltower, Inc.	20,872
857	Weyerhaeuser Co.	22,573
297	WP Carey, Inc.	24,111
		426,350
	Mortgage Real Estate Investment Trusts – 1.8%
2,957	AGNC Investment Corp.	49,737
5,334	Annaly Capital Management, Inc.	48,699
		98,436
	Total Real Estate Investment Trusts	524,786
	(Cost $517,365)
	Total Investments – 99.6%	5,458,706
	(Cost $5,545,019) (a)
	Net Other Assets and Liabilities – 0.4%	21,751
	Net Assets – 100.0%	$5,480,457

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $252,202 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $338,515. The net unrealized depreciation was $86,313.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,933,920	$ 4,933,920	$ —	$ —
Real Estate Investment Trusts*	524,786	524,786	—	—
Total Investments	$ 5,458,706	$ 5,458,706	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.